UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09871

CULLEN FUNDS TRUST

(exact name of registrant as specified in charter)

645 Fifth Avenue, New York, NY 10022

(Address of principal executive offices) (Zip code)

Brooks Cullen

645 Fifth Avenue

New York, NY 10022

(Name and address of agent for service)

registrant’s telephone number, including area code: 212-644-1800

Date of fiscal year end: June 30

Date of reporting period: July 1, 2020 – June 30, 2021

Item 1.	Report to Shareholders.

(a)

ANNUAL REPORT

JUNE 30, 2021

International High Dividend | High Dividend Equity | Small Cap Value

Value | Emerging Markets High Dividend | Enhanced Equity Income

Cullen Funds Trust	Shareholder Letter

June 30, 2021 (Unaudited)

August 27, 2021

Retail Class Performance for the twelve months ended June 30, 2021 for the Cullen High Dividend Equity Fund (“High Dividend Fund”), Cullen International High Dividend Fund (“International High Dividend Fund”), Cullen Small Cap Value Fund (“Small Cap Fund”), Cullen Value Fund (“Value Fund”), Cullen Emerging Markets High Dividend Fund (“Emerging Markets High Dividend Fund”), and Cullen Enhanced Equity Income Fund (“Enhanced Equity Income Fund”) versus their respective benchmarks was as follows:

Fund/Benchmark	Performance
Cullen High Dividend Equity Fund	35.10%
S&P 500 Index	40.79%
Cullen International High Dividend Fund	27.95%
MSCI EAFE Index	32.92%
Cullen Small Cap Value Fund	70.00%
Russell 2000 Value Index	73.28%
Cullen Value Fund	33.12%
S&P 500 Index	40.79%
Cullen Emerging Markets High Dividend Fund	40.49%
MSCI Emerging Markets Index	40.90%
Cullen Enhanced Equity Income Fund	34.77%
CBOE S&P 500 BuyWrite Index	27.28%

Please refer to the financial highlights for each Fund’s respective share class’ performance on pages 48-55 of this annual report.

Portfolio Review - High Dividend Fund

The High Dividend Fund’s performance versus the S&P 500 Index during the period was primarily due to the Fund’s stock selection in Communication Services and Information Technology as well as an overweight allocation to Consumer Staples. Stock selection within Consumer Discretionary as well as an overweight allocation to Financials offset relative performance.

Portfolio Review - International High Dividend Fund

The International High Dividend Fund’s performance versus the MSCI EAFE Index during the period was primarily due to the Fund’s stock selection in Communication Services and Financials as well as an underweight allocation to the Consumer Discretionary sector. Partially offsetting relative performance during the period was the Fund’s stock selection within Information Technology and Industrials.

Portfolio Review - Small Cap Fund

The Small Cap Fund’s performance versus the Russell 2000 Value Index during the period was mainly due to stock selection and an underweight allocation to the Consumer Discretionary sector as well as the Fund’s lack of exposure to Communication Services. Partially offsetting relative performance was the Fund’s stock selection in Financials and Real Estate as well as an underweight allocation to Utilities, the worst performing sector in the period.

Portfolio Review - Value Fund

The Value Fund’s performance versus the S&P 500 Index during the period was primarily due to an overweight allocation and stock selection in Health Care as well as stock selection within Industrials and Materials. The Fund’s overweight exposure in Financials partially offset relative performance.

Portfolio Review - Emerging Markets High Dividend Fund

The Emerging Markets High Dividend Fund’s performance versus the MSCI Emerging Markets Index during the period was primarily due to an overweight allocation in Real Estate as well as stock selection in the Information Technology sector. Offsetting relative performance was stock selection in Information Technology and Financials as well as an underweight exposure to Communication Services.

Portfolio Review - Enhanced Equity Income Fund

The Enhanced Equity Income Fund’s performance versus the CBOE S&P 500 BuyWrite Index during the period was primarily due to the Fund’s stock selection in Industrials as well as overweight exposure to the Energy and Financials sectors. Stock selection within Communication Services and Information Technology slightly offset relative performance. The Fund’s use of covered call options1 contributed premiums of approximately 3.5% of average net assets during the period.

Annual Report | June 30, 2021	1

Cullen Funds Trust	Shareholder Letter

June 30, 2021 (Unaudited)

Outlook

The re-opening of global economies fueling decades-high GDP growth has largely been priced into equities. The early-cycle stage of the recovery, driven by pent-up consumer demand and corporate spending (cash-rich balance sheets and higher spending/investments) and historic levels of liquidity provisioning (central bank bond buying and multiple rounds of fiscal stimulus programs), has boosted economic data and earnings estimates significantly higher. The bullish outlook fueled first half 2021 flows into equities to a record $600B, equal to the cumulative flows into equities over the past 20 years. However, with economic data beginning to moderate and earnings likely following a similar path over the next several quarters, markets have begun to rotate as investors begin to price in mid-cycle fundamentals and the resulting Federal Reserve response. The peak in leading economic indicators is expected to be followed by decelerating growth, not a collapse, with earnings still expected to move higher through 2022 and likely beyond. The transition to mid-cycle and slower growth has historically led to a rotation into Quality stocks as the market gravitates towards companies with strong balance sheets and stability of earnings and dividends. Still, the market has long runway potential to move higher - the S&P 500 has historically peaked within a year before a recession (2-14 months).

The Federal Reserve’s extremely accommodative monetary policy may potentially be shifting to a less stimulative stance over the next few years as the economic recovery has proven successful and inflation readings are above target levels. The market is keenly awaiting a verdict on the duration of recent elevated inflation levels. If inflation proves transitory, it is widely expected that monetary policy will remain accommodative as economic growth eventually normalizes to lower levels. Still, global liquidity has likely peaked as central banks (Fed, ECB, BOJ, and BOE) begin tapering bond buying programs from $8.5T in 2020 to $3.4T in 2021 to an estimated $0.3T in 2022. Higher global inflation readings have already led to 19 rate hikes so far in 2021 (Source: BofA/ML, The Flow Show, 06/17/21). With markets trading at near-record valuation multiples, Price/Earnings multiple expansion driving the entirety of market returns in 2019 and 2020 is likely capped. Earnings and dividends will likely be the drivers of forward returns. If inflation proves more sustained at elevated levels, the Fed may act sooner in normalizing monetary policy. Higher inflation leading to tighter monetary policy often ushers in lower liquidity and compressing Price/Earnings multiples, disproportionately impacting Growth and speculative stocks negatively.

Value and Cyclical stocks have led markets in the global recovery, but the outperformance has partially reversed as the market digests the durability of growth and inflation. In past Value outperformance cycles, Growth has led in one out of three months as Value undergoes a natural consolidation before resuming leadership. The current Value cycle is still in its early stage with respect to historical Value cycles. The average Value cycle has lasted 33 months with a ~60% outperformance over Growth while the present cycle has lasted 8 months with a 20% outperformance over Growth. Value stocks are attractive – the asset class is one of the cheapest factor groups relative to historical averages, significantly under-owned in funds and ETFs, and expected to generate above-average earnings growth over the next 18-24 months (Source: BofA Research, Quantitative Profiles, 7/13/2021).

Dividends have largely been ignored in this cycle as the preference for Growth during the pandemic gave way to a rotation into cyclical re-opening beneficiaries. Cumulative flows out of dividend strategies reached $300B and hit a historic high in 2020. As monetary policy normalizes and liquidity tightens, a transition in the market tenor could shift in favor of Defensive factors. High quality dividend paying stocks have historically performed well in later stages of a recovery as their earnings tend to be more resilient than speculative stocks. In addition, the valuations of high dividend payers are extremely appealing in an otherwise expensive market. The difference in valuation between the highest dividend yielders relative to the lowest dividend yielders in the S&P 500 has rarely been this wide in the past 40 years. History has shown that when high dividend stocks become this out of favor, it is a great time to invest in these companies.

Right now, our High Dividend Value portfolio is selling at one of the cheapest levels relative to the S&P 500 in years: 17.5x versus 22.5x. Also, we believe the stage is also set for dividend increases, which tends to be very positive for value stocks. In our view, a tricky market environment makes this an ideal time for long term investors to have exposure to a lower risk dividend strategy.

Sincerely,

James P. Cullen

Chairman and Chief Executive Officer

[1]	Covered call option is an options strategy whereby an investor holds a long position in an asset and writes (sells) call options on that same asset in an attempt to generate increased income from the asset.

[2]	The Price-to-Earnings Ratio, or Price/Earnings, is a ratio that measures current share price relative to earnings per share.

[3]	A dividend yield is a financial ratio that indicates how much a company pays out in dividends each year relative to its share price.

[4]	Dividend growth is the annualized percentage rate of growth that a particular stock’s dividend undergoes over a period of time.

2	www.cullenfunds.com

Cullen Funds Trust	Shareholder Letter

June 30, 2021 (Unaudited)

The above outlook reflects the opinions of the authors, is subject to change, is not guaranteed, and should not be considered investment advice.

The Cullen High Dividend Equity Fund, Cullen International High Dividend Fund, Cullen Value Fund, Cullen Emerging Markets High Dividend Fund, and Cullen Enhanced Equity Income Fund’s investment objectives are capital appreciation and current income. The Cullen Small Cap Value Fund’s objective is capital appreciation.

Past performance does not guarantee future results. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. You can obtain performance data current to the most recent month end by calling 1-877-485-8586 or visiting our website: www.cullenfunds.com. The Cullen Funds impose a 2% redemption fee on shares held less than seven days. Performance data does not reflect the redemption fee. If reflected, total returns would be reduced.

Mutual fund investing involves risk. Principal loss is possible. The Funds may also invest in medium- and small-capitalization companies, which will involve additional risks such as limited liquidity and greater volatility.

The S&P 500 Index is an unmanaged index commonly used to measure performance of U.S. stocks. The MSCI EAFE Index is an unmanaged index of common stocks in Europe, Australia, Asia and the Far East. The Russell 2500 Value Index is an unmanaged index commonly used to measure performance of small capitalization stocks. The MSCI Emerging Markets Index is an unmanaged index of common stocks of in global emerging economies. The MSCI Emerging Markets Index is an unmanaged index of common stocks of in global emerging economies. The CBOE S&P 500 BuyWrite Index is an unmanaged index designed to track the performance of a hypothetical buy-write strategy on the S&P 500 Index, which itself is also unmanaged index commonly used to measure performance of U.S. stocks. It is not possible to invest directly in an index.

Fund holdings and/or sector allocations are subject to change and are not recommendations to buy or sell any security. Please refer to each Fund’s Schedule of Investments in the report for complete fund holdings information.

Current and future portfolio holdings are subject to risk.

Investment performance reflects fee waivers. In the absence of such waivers, total returns would be reduced.

Must be accompanied or preceded by a current prospectus.

The Cullen Funds are distributed by ALPS Distributors, Inc. (02/20)

Annual Report | June 30, 2021	3

Cullen International High Dividend Fund – Retail Class	Fund Performance
June 30, 2021 (Unaudited)

Growth of $10,000 Investment

Average Annual Total Return as of June 30, 2021

				Annualized Since
	1 Year	5 Year	10 Year	Inception (12/15/05)
Cullen International High Dividend Fund – Retail Class	27.95%	6.15%	3.40%	3.76%
MSCI EAFE Index	32.92%	10.79%	6.38%	5.45%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.cullenfunds.com.

The MSCI EAFE Index is an unmanaged index of common stocks in Europe, Australia, Asia and the Far East.

This chart assumes an initial gross investment of $10,000 made on 12/15/05 (commencement of operations). Returns shown include the reinvestment of all dividends but do not reflect the deduction of taxes that you may pay on fund distributions or redemption of shares.

4	www.cullenfunds.com

Cullen International High Dividend Fund – Class C	Fund Performance
June 30, 2021 (Unaudited)

Growth of $10,000 Investment

Average Annual Total Return as of June 30, 2021

				Annualized Since
	1 Year	5 Year	10 Year	Inception (12/15/05)
Cullen International High Dividend Fund – Class C	26.92%	5.36%	2.65%	3.01%
MSCI EAFE Index	32.92%	10.79%	6.38%	5.45%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.cullenfunds.com.

The MSCI EAFE Index is an unmanaged index of common stocks in Europe, Australia, Asia and the Far East.

This chart assumes an initial gross investment of $10,000 made on 12/15/05 (commencement of operations). Returns shown include the reinvestment of all dividends but do not reflect the deduction of taxes that you may pay on fund distributions or redemption of shares.

Annual Report | June 30, 2021	5

Cullen International High Dividend Fund – Class I	Fund Performance
June 30, 2021 (Unaudited)

Growth of $1,000,000 Investment

Average Annual Total Return as of June 30, 2021

				Annualized Since
	1 Year	5 Year	10 Year	Inception (12/15/05)
Cullen International High Dividend Fund – Class I	28.24%	6.44%	3.68%	4.04%
MSCI EAFE Index	32.92%	10.79%	6.38%	5.45%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.cullenfunds.com.

The MSCI EAFE Index is an unmanaged index of common stocks in Europe, Australia, Asia and the Far East.

This chart assumes an initial gross investment of $1,000,000 made on 12/15/05 (commencement of operations). Returns shown include the reinvestment of all dividends but do not reflect the deduction of taxes that you may pay on fund distributions or redemption of shares.

6	www.cullenfunds.com

Cullen International High Dividend Fund – Class R1	Fund Performance
June 30, 2021 (Unaudited)

Growth of $10,000 Investment

Average Annual Total Return as of June 30, 2021

	1 Year	5 Year	10 Year	Annualized Since Inception (3/3/10)
Cullen International High Dividend Fund – Class R1	27.28%	5.65%	2.93%	4.25%
MSCI EAFE Index	32.92%	10.79%	6.38%	7.07%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.cullenfunds.com.

The MSCI EAFE Index is an unmanaged index of common stocks in Europe, Australia, Asia and the Far East.

This chart assumes an initial gross investment of $10,000 made on 3/3/10 (commencement of operations). Returns shown include the reinvestment of all dividends but do not reflect the deduction of taxes that you may pay on fund distributions or redemption of shares.

Annual Report | June 30, 2021	7

Cullen International High Dividend Fund – Class R2	Fund Performance
June 30, 2021 (Unaudited)

Growth of $10,000 Investment

Average Annual Total Return as of June 30, 2021

	1 Year	5 Year	10 Year	Annualized Since Inception (3/4/10)
Cullen International High Dividend Fund – Class R2	27.70%	5.94%	3.20%	4.53%
MSCI EAFE Index	32.92%	10.79%	6.38%	7.13%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.cullenfunds.com.

The MSCI EAFE Index is an unmanaged index of common stocks in Europe, Australia, Asia and the Far East.

This chart assumes an initial gross investment of $10,000 made on 3/4/10 (commencement of operations). Returns shown include the reinvestment of all dividends but do not reflect the deduction of taxes that you may pay on fund distributions or redemption of shares.

8	www.cullenfunds.com

Cullen High Dividend Equity Fund – Retail Class	Fund Performance
June 30, 2021 (Unaudited)

Growth of $10,000 Investment

Average Annual Total Return as of June 30, 2021

	1 Year	5 Year	10 Year	Annualized Since Inception (8/1/03)
Cullen High Dividend Equity Fund – Retail Class	35.10%	8.91%	9.87%	8.29%
S&P 500® Index	40.79%	17.65%	14.84%	10.82%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.cullenfunds.com.

The Standard & Poor’s 500® Stock Index (S&P 500®) is a capitalization-weighted index, representing the aggregate market value of the common equity of 500 large-capitalization stocks primarily traded on the New York Stock Exchange.

This chart assumes an initial gross investment of $10,000 made on 8/1/03 (commencement of operations). Returns shown include the reinvestment of all dividends but do not reflect the deduction of taxes that you may pay on fund distributions or redemption of shares.

Annual Report | June 30, 2021	9

Cullen High Dividend Equity Fund – Class C	Fund Performance
June 30, 2021 (Unaudited)

Growth of $10,000 Investment

Average Annual Total Return as of June 30, 2021

	1 Year	5 Year	10 Year	Annualized Since Inception (10/7/04)
Cullen High Dividend Equity Fund – Class C	34.16%	8.10%	9.05%	6.91%
S&P 500® Index	40.79%	17.65%	14.84%	10.54%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.cullenfunds.com.

The Standard & Poor’s 500® Stock Index (S&P 500®) is a capitalization-weighted index, representing the aggregate market value of the common equity of 500 large-capitalization stocks primarily traded on the New York Stock Exchange.

This chart assumes an initial gross investment of $10,000 made on 10/7/04 (commencement of operations). Returns shown include the reinvestment of all dividends but do not reflect the deduction of taxes that you may pay on fund distributions or redemption of shares.

10	www.cullenfunds.com

Cullen High Dividend Equity Fund – Class I	Fund Performance
June 30, 2021 (Unaudited)

Growth of $1,000,000 Investment

Average Annual Total Return as of June 30, 2021

	1 Year	5 Year	10 Year	Annualized Since Inception (10/7/04)
Cullen High Dividend Equity Fund – Class I	35.58%	9.19%	10.15%	7.98%
S&P 500® Index	40.79%	17.65%	14.84%	10.54%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.cullenfunds.com.

The Standard & Poor’s 500® Stock Index (S&P 500®) is a capitalization-weighted index, representing the aggregate market value of the common equity of 500 large-capitalization stocks primarily traded on the New York Stock Exchange.

This chart assumes an initial gross investment of $1,000,000 made on 10/7/04 (commencement of operations). Returns shown include the reinvestment of all dividends but do not reflect the deduction of taxes that you may pay on fund distributions or redemption of shares.

Annual Report | June 30, 2021	11

Cullen High Dividend Equity Fund – Class R1	Fund Performance
June 30, 2021 (Unaudited)

Growth of $10,000 Investment

Average Annual Total Return as of June 30, 2021

	1 Year	5 Year	10 Year	Annualized Since Inception (3/3/10)
Cullen High Dividend Equity Fund – Class R1	34.49%	8.37%	9.32%	9.76%
S&P 500® Index	40.79%	17.65%	14.84%	14.92%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.cullenfunds.com.

The Standard & Poor’s 500® Stock Index (S&P 500®) is a capitalization-weighted index, representing the aggregate market value of the common equity of 500 large-capitalization stocks primarily traded on the New York Stock Exchange.

This chart assumes an initial gross investment of $10,000 made on 3/3/10 (commencement of operations). Returns shown include the reinvestment of all dividends but do not reflect the deduction of taxes that you may pay on fund distributions or redemption of shares.

12	www.cullenfunds.com

Cullen High Dividend Equity Fund – Class R2	Fund Performance
June 30, 2021 (Unaudited)

Growth of $10,000 Investment

Average Annual Total Return as of June 30, 2021

	1 Year	5 Year	10 Year	Annualized Since Inception (3/4/10)
Cullen High Dividend Equity Fund – Class R2	34.83%	8.64%	9.56%	10.08%
S&P 500® Index	40.79%	17.65%	14.84%	14.89%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.cullenfunds.com.

The Standard & Poor’s 500® Stock Index (S&P 500®) is a capitalization-weighted index, representing the aggregate market value of the common equity of 500 large-capitalization stocks primarily traded on the New York Stock Exchange.

This chart assumes an initial gross investment of $10,000 made on 3/4/10 (commencement of operations). Returns shown include the reinvestment of all dividends but do not reflect the deduction of taxes that you may pay on fund distributions or redemption of shares.

Annual Report | June 30, 2021	13

Cullen Small Cap Value Fund – Retail Class	Fund Performance
June 30, 2021 (Unaudited)

Growth of $10,000 Investment

Average Annual Total Return as of June 30, 2021

	1 Year	5 Year	10 Year	Annualized Since Inception (10/1/09)
Cullen Small Cap Value Fund – Retail Class	70.00%	12.92%	6.81%	8.84%
Russell 2000 Value Index TR	73.28%	13.62%	10.85%	13.95%
Russell 2500™ Value Index	63.23%	12.29%	10.93%	12.64%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.cullenfunds.com.

The Russell 2000 Index is a small-cap stock market index of the smallest 2,000 stocks in the Russell 3000 Index, which measures performance of the 3,000 largest publicly held companies incorporated in America as measured by total market capitalization.

The Russell 2500™ Value Index is an unmanaged market capitalization-weighted index based on the average weighted performance of 2,500 widely held common stocks.

This chart assumes an initial gross investment of $10,000 made on 10/1/09 (commencement of operations). Returns shown include the reinvestment of all dividends but do not reflect the deduction of taxes that you may pay on fund distributions or redemption of shares.

14	www.cullenfunds.com

Cullen Small Cap Value Fund – Class C	Fund Performance
June 30, 2021 (Unaudited)

Growth of $10,000 Investment

Average Annual Total Return as of June 30, 2021

				Annualized Since
	1 Year	5 Year	10 Year	Inception (10/1/09)
Cullen Small Cap Value Fund – Class C	68.57%	12.08%	6.04%	8.04%
Russell 2500™ Value Index	63.23%	12.29%	10.93%	12.64%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.cullenfunds.com.

The Russell 2500™ Value Index is an unmanaged market capitalization-weighted index based on the average weighted performance of 2,500 widely held common stocks.

This chart assumes an initial gross investment of $10,000 made on 10/1/09 (commencement of operations). Returns shown include the reinvestment of all dividends but do not reflect the deduction of taxes that you may pay on fund distributions or redemption of shares.

Annual Report | June 30, 2021	15

Cullen Small Cap Value Fund – Class I	Fund Performance
June 30, 2021 (Unaudited)

Growth of $1,000,000 Investment

Average Annual Total Return as of June 30, 2021

				Annualized Since
	1 Year	5 Year	10 Year	Inception (10/1/09)
Cullen Small Cap Value Fund – Class I	70.34%	13.21%	7.07%	9.10%
Russell 2500™ Value Index	63.23%	12.29%	10.93%	12.64%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.cullenfunds.com.

The Russell 2500™ Value Index is an unmanaged market capitalization-weighted index based on the average weighted performance of 2,500 widely held common stocks.

This chart assumes an initial gross investment of $1,000,000 made on 10/1/09 (commencement of operations). Returns shown include the reinvestment of all dividends but do not reflect the deduction of taxes that you may pay on fund distributions or redemption of shares.

16	www.cullenfunds.com

Cullen Value Fund – Retail Class	Fund Performance
June 30, 2021 (Unaudited)

Growth of $10,000 Investment

Average Annual Total Return as of June 30, 2021

	1 Year	5 Year	Annualized Since Inception (9/1/12)
Cullen Value Fund – Retail Class	33.12%	11.58%	11.18%
S&P 500® Index	40.79%	17.65%	15.79%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.cullenfunds.com.

The Standard & Poor’s 500® Stock Index (S&P 500®) is a capitalization-weighted index, representing the aggregate market value of the common equity of 500 large-capitalization stocks primarily traded on the New York Stock Exchange.

This chart assumes an initial gross investment of $10,000 made on 9/1/12 (commencement of operations). Returns shown include the reinvestment of all dividends but do not reflect the deduction of taxes that you may pay on fund distributions or redemption of shares.

Annual Report | June 30, 2021	17

Cullen Value Fund – Class C	Fund Performance
June 30, 2021 (Unaudited)

Growth of $10,000 Investment

Average Annual Total Return as of June 30, 2021

	1 Year	5 Year	Annualized Since Inception (9/1/12)
Cullen Value Fund – Class C	32.18%	10.77%	10.35%
S&P 500® Index	40.79%	17.65%	15.79%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.cullenfunds.com.

The Standard & Poor’s 500® Stock Index (S&P 500®) is a capitalization-weighted index, representing the aggregate market value of the common equity of 500 large-capitalization stocks primarily traded on the New York Stock Exchange.

This chart assumes an initial gross investment of $10,000 made on 9/1/12 (commencement of operations). Returns shown include the reinvestment of all dividends but do not reflect the deduction of taxes that you may pay on fund distributions or redemption of shares.

18	www.cullenfunds.com

Cullen Value Fund – Class I	Fund Performance
June 30, 2021 (Unaudited)

Growth of $1,000,000 Investment

Average Annual Total Return as of June 30, 2021

	1 Year	5 Year	Annualized Since Inception (9/1/12)
Cullen Value Fund – Class I	33.42%	11.87%	11.45%
S&P 500® Index	40.79%	17.65%	15.79%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.cullenfunds.com.

The Standard & Poor’s 500® Stock Index (S&P 500®) is a capitalization-weighted index, representing the aggregate market value of the common equity of 500 large-capitalization stocks primarily traded on the New York Stock Exchange.

This chart assumes an initial gross investment of $1,000,000 made on 9/1/12 (commencement of operations). Returns shown include the reinvestment of all dividends but do not reflect the deduction of taxes that you may pay on fund distributions or redemption of shares.

Annual Report | June 30, 2021	19

Cullen Emerging Markets High Dividend Fund – Retail Class	Fund Performance
June 30, 2021 (Unaudited)

Growth of $10,000 Investment

Average Annual Total Return as of June 30, 2021

	1 Year	5 Year	Annualized Since Inception (9/1/12)
Cullen Emerging Markets High Dividend Fund – Retail Class	40.49%	8.94%	5.50%
MSCI Emerging Markets Index	40.90%	13.03%	6.76%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.cullenfunds.com.

The MSCI Emerging Markets Index is an unmanaged index of common stocks in global emerging economies.

This chart assumes an initial gross investment of $10,000 made on 9/1/12 (commencement of operations). Returns shown include the reinvestment of all dividends but do not reflect the deduction of taxes that you may pay on fund distributions or redemption of shares.

20	www.cullenfunds.com

Cullen Emerging Markets High Dividend Fund – Class C	Fund Performance
June 30, 2021 (Unaudited)

Growth of $10,000 Investment

Average Annual Total Return as of June 30, 2021

	1 Year	5 Year	Annualized Since Inception (9/1/12)
Cullen Emerging Markets High Dividend Fund – Class C	39.51%	8.14%	4.71%
MSCI Emerging Markets Index	40.90%	13.03%	6.76%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.cullenfunds.com.

The MSCI Emerging Markets Index is an unmanaged index of common stocks in global emerging economies.

This chart assumes an initial gross investment of $10,000 made on 9/1/12 (commencement of operations). Returns shown include the reinvestment of all dividends but do not reflect the deduction of taxes that you may pay on fund distributions or redemption of shares.

Annual Report | June 30, 2021	21

Cullen Emerging Markets High Dividend Fund – Class I	Fund Performance
June 30, 2021 (Unaudited)

Growth of $1,000,000 Investment

Average Annual Total Return as of June 30, 2021

	1 Year	5 Year	Annualized Since Inception (9/1/12)
Cullen Emerging Markets High Dividend Fund – Class I	40.91%	9.22%	5.79%
MSCI Emerging Markets Index	40.90%	13.03%	6.76%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.cullenfunds.com.

The MSCI Emerging Markets Index is an unmanaged index of common stocks in global emerging economies.

This chart assumes an initial gross investment of $1,000,000 made on 9/1/12 (commencement of operations). Returns shown include the reinvestment of all dividends but do not reflect the deduction of taxes that you may pay on fund distributions or redemption of shares.

22	www.cullenfunds.com

Cullen Enhanced Equity Income Fund – Retail Class	Fund Performance
June 30, 2021 (Unaudited)

Growth of $10,000 Investment

Average Annual Total Return as of June 30, 2021

	1 Year	5 Year	Total Since Inception (12/15/15)
Cullen Enhanced Equity Income Fund – Retail Class	34.77%	8.64%	9.03%
CBOE S&P 500 BuyWrite	27.28%	7.05%	6.82%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.cullenfunds.com.

This chart assumes an initial gross investment of $10,000 made on 12/15/15 (commencement of operations). Returns shown include the reinvestment of all dividends but do not reflect the deduction of taxes that you may pay on fund distributions or redemption of shares.

Annual Report | June 30, 2021	23

Cullen Enhanced Equity Income Fund – Class C	Fund Performance
June 30, 2021 (Unaudited)

Growth of $10,000 Investment

Average Annual Total Return as of June 30, 2021

	1 Year	5 Year	Total Since Inception (12/15/15)
Cullen Enhanced Equity Income Fund – Class C	33.66%	7.82%	8.22%
CBOE S&P 500 BuyWrite	27.28%	7.05%	6.82%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.cullenfunds.com.

This chart assumes an initial gross investment of $10,000 made on 12/15/15 (commencement of operations). Returns shown include the reinvestment of all dividends but do not reflect the deduction of taxes that you may pay on fund distributions or redemption of shares.

24	www.cullenfunds.com

Cullen Enhanced Equity Income Fund – Class I	Fund Performance
June 30, 2021 (Unaudited)

Growth of $1,000,000 Investment

Average Annual Total Return as of June 30, 2021

	1 Year	5 Year	Total Since Inception (12/15/15)
Cullen Enhanced Equity Income Fund – Class I	35.09%	8.90%	9.30%
CBOE S&P 500 BuyWrite	27.28%	7.05%	6.82%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.cullenfunds.com.

This chart assumes an initial gross investment of $1,000,000 made on 12/15/15 (commencement of operations). Returns shown include the reinvestment of all dividends but do not reflect the deduction of taxes that you may pay on fund distributions or redemption of shares.

Annual Report | June 30, 2021	25

Cullen Funds Trust	Disclosure of Fund Expenses
June 30, 2021 (Unaudited)

As a shareholder of the Funds, you may incur two types of costs: (1) transaction costs; redemption fees; and exchange fees; and (2) ongoing costs, - including management fees; service fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2021 to June 30, 2021.

Actual Expenses

The first sets of lines of the tables below provide information about actual account values and actual expenses. Although the Funds charge no sales loads or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by the Funds’ transfer agent. If you request that redemption be made by wire transfer, currently a $15.00 fee is charged by the Funds’ transfer agent. You will be charged a 2% redemption fee if you redeem or exchange shares of the Funds within seven (7) days of purchase. IRA accounts will be charged a $15.00 annual maintenance fee. The examples below include, but are not limited to, management fees, shareholder servicing fees, fund accounting, custody and transfer agent fees. However, the examples below do not include portfolio trading commissions and related expenses. You may use the information within these lines, together with the amount you invested, to estimate the expenses that you paid over the six-month period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second set of lines within the tables below provide information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

				Expenses Paid
		Beginning	Ending	During Period
	Net Expense	Account Value	Account Value	January 1, 2021 to
	Ratio(a)	January 1, 2021	June 30, 2021	June 30, 2021(b)
Cullen International High Dividend Fund
Retail
Actual	1.25%	$1,000.00	$1,093.90	$6.49
Hypothetical (5% return before expenses)	1.25%	$1,000.00	$1,018.60	$6.26

Class C
Actual	2.00%	$1,000.00	$1,090.40	$10.37
Hypothetical (5% return before expenses)	2.00%	$1,000.00	$1,014.88	$9.99

Class I
Actual	1.00%	$1,000.00	$1,095.50	$5.20
Hypothetical (5% return before expenses)	1.00%	$1,000.00	$1,019.84	$5.01

Class R1
Actual	1.75%	$1,000.00	$1,092.20	$9.08
Hypothetical (5% return before expenses)	1.75%	$1,000.00	$1,016.12	$8.75

Class R2
Actual	1.50%	$1,000.00	$1,093.70	$7.79
Hypothetical (5% return before expenses)	1.50%	$1,000.00	$1,017.36	$7.50

26	www.cullenfunds.com

Cullen Funds Trust	Disclosure of Fund Expenses
June 30, 2021 (Unaudited)

				Expenses Paid
		Beginning	Ending	During Period
	Net Expense	Account Value	Account Value	January 1, 2021 to
	Ratio(a)	January 1, 2021	June 30, 2021	June 30, 2021(b)
Cullen High Dividend Equity Fund
Retail
Actual	1.00%	$1,000.00	$1,172.60	$5.39
Hypothetical (5% return before expenses)	1.00%	$1,000.00	$1,019.84	$5.01

Class C
Actual	1.75%	$1,000.00	$1,168.90	$9.41
Hypothetical (5% return before expenses)	1.75%	$1,000.00	$1,016.12	$8.75

Class I
Actual	0.75%	$1,000.00	$1,175.30	$4.05
Hypothetical (5% return before expenses)	0.75%	$1,000.00	$1,021.08	$3.76

Class R1
Actual	1.50%	$1,000.00	$1,169.80	$8.07
Hypothetical (5% return before expenses)	1.50%	$1,000.00	$1,017.36	$7.50

Class R2
Actual	1.25%	$1,000.00	$1,171.30	$6.73
Hypothetical (5% return before expenses)	1.25%	$1,000.00	$1,018.60	$6.26

Cullen Small Cap Value Fund
Retail
Actual	1.25%	$1,000.00	$1,205.10	$6.83
Hypothetical (5% return before expenses)	1.25%	$1,000.00	$1,018.60	$6.26

Class C
Actual	2.00%	$1,000.00	$1,200.50	$10.91
Hypothetical (5% return before expenses)	2.00%	$1,000.00	$1,014.88	$9.99

Class I
Actual	1.00%	$1,000.00	$1,206.00	$5.47
Hypothetical (5% return before expenses)	1.00%	$1,000.00	$1,019.84	$5.01

Cullen Value Fund
Retail
Actual	1.00%	$1,000.00	$1,135.10	$5.29
Hypothetical (5% return before expenses)	1.00%	$1,000.00	$1,019.84	$5.01

Class C
Actual	1.75%	$1,000.00	$1,130.70	$9.25
Hypothetical (5% return before expenses)	1.75%	$1,000.00	$1,016.12	$8.75

Class I
Actual	0.75%	$1,000.00	$1,136.20	$3.97
Hypothetical (5% return before expenses)	0.75%	$1,000.00	$1,021.08	$3.76

Annual Report | June 30, 2021	27

Cullen Funds Trust	Disclosure of Fund Expenses
June 30, 2021 (Unaudited)

				Expenses Paid
		Beginning	Ending	During Period
	Net Expense	Account Value	Account Value	January 1, 2021 to
	Ratio(a)	January 1, 2021	June 30, 2021	June 30, 2021(b)
Cullen Emerging Markets High Dividend Fund
Retail
Actual	1.25%	$1,000.00	$1,094.50	$6.49
Hypothetical (5% return before expenses)	1.25%	$1,000.00	$1,018.60	$6.26

Class C
Actual	2.00%	$1,000.00	$1,090.90	$10.37
Hypothetical (5% return before expenses)	2.00%	$1,000.00	$1,014.88	$9.99

Class I
Actual	1.00%	$1,000.00	$1,096.00	$5.20
Hypothetical (5% return before expenses)	1.00%	$1,000.00	$1,019.84	$5.01

Cullen Enhanced Equity Income Fund
Retail
Actual	1.00%	$1,000.00	$1,167.40	$5.37
Hypothetical (5% return before expenses)	1.00%	$1,000.00	$1,019.84	$5.01

Class C
Actual	1.75%	$1,000.00	$1,162.80	$9.38
Hypothetical (5% return before expenses)	1.75%	$1,000.00	$1,016.12	$8.75

Class I
Actual	0.75%	$1,000.00	$1,168.60	$4.03
Hypothetical (5% return before expenses)	0.75%	$1,000.00	$1,021.08	$3.76

(a)	Annualized, based on the Fund’s most recent fiscal half year expenses. Such figures do not reflect acquired fund fees and expenses.
(b)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (181), divided by 365. Expenses in the examples include the effect of applicable fee waivers and/or expense reimbursements, if any. Had such waivers and/or reimbursements not been in effect, your expenses would have been higher. Please refer to the Notes to Financial Statements or the Fund’s prospectuses for more information regarding waivers and/or reimbursements.

28	www.cullenfunds.com

Cullen International High Dividend Fund	Schedule of Investments
June 30, 2021

		Value
	Shares	(Note 2)
COMMON STOCKS - 95.31%
Australia - 1.78%
Sonic Healthcare, Ltd.	121,602	$3,501,910

Brazil - 3.19%
Vale SA	275,049	6,251,063

Canada - 4.13%
BCE, Inc.	56,698	2,796,345
Manulife Financial Corp.	108,000	2,127,600
Power Corp. of Canada	100,556	3,178,271
		8,102,216
Finland - 1.68%
UPM-Kymmene Oyj	87,233	3,299,618

France - 13.69%
BNP Paribas SA	112,523	7,054,119
Cie de Saint-Gobain	101,933	6,712,941
Cie Generale des Etablissements Michelin SCA	22,592	3,603,040
Sanofi	26,627	2,789,781
TotalEnergies SE - ADR	148,024	6,699,566
		26,859,447
Germany - 11.16%
Allianz SE	15,898	3,964,368
Deutsche Post AG	95,576	6,500,551
Deutsche Telekom AG	136,223	2,877,102
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	11,219	3,072,304
Siemens AG	34,598	5,481,692
		21,896,017
Ireland - 3.21%
Smurfit Kappa Group PLC	116,127	6,299,651

Italy - 2.76%
Enel SpA	583,721	5,420,884

Japan - 12.57%
Denka Co., Ltd.	130,925	4,354,542
Nippon Telegraph & Telephone Corp.	201,180	5,241,600
SoftBank Corp.	380,585	4,979,345
Tokio Marine Holdings, Inc.	63,225	2,907,001
Toyota Motor Corp.	82,000	7,167,019
		24,649,507
Mexico - 1.54%
PLA Administradora Industrial S de RL de CV	1,986,803	3,017,979

		Value
	Shares	(Note 2)
Netherlands - 2.15%
NN Group NV	89,530	$4,223,043

Russia - 2.48%
MMC Norilsk Nickel PJSC - ADR	143,553	4,869,318

Singapore - 4.19%
Ascendas Real Estate Investment Trust	1,144,825	2,511,515
United Overseas Bank, Ltd.	296,800	5,698,948
		8,210,463
Spain - 2.46%
Iberdrola SA	396,357	4,831,387

Sweden - 3.12%
Svenska Handelsbanken AB	541,633	6,111,179

Switzerland - 10.52%
Nestle SA	41,940	5,222,725
Novartis AG - Sponsored ADR	42,910	3,915,108
Roche Holding AG	10,979	4,135,888
UBS Group AG	138,870	2,125,263
Zurich Insurance Group AG	13,060	5,239,527
		20,638,511
Taiwan - 4.50%
ASE Technology Holding Co., Ltd.	1,267,600	5,095,422
Quanta Computer, Inc.	1,186,000	3,724,540
		8,819,962
United Kingdom - 9.52%
BAE Systems PLC	556,332	4,017,171
British American Tobacco PLC -
Sponsored ADR	32,175	1,264,799
Britvic PLC	180,400	2,338,255
Diageo PLC	5,579	267,100
Persimmon PLC	143,553	5,873,895
Unilever PLC - Sponsored ADR	83,815	4,903,178
		18,664,398
United States - 0.66%
Las Vegas Sands Corp.(a)	24,478	1,289,746

TOTAL COMMON STOCKS (Cost $139,340,336)		186,956,299

PREFERRED STOCK - 2.45%
South Korea - 2.45%
Samsung Electronics Co., Ltd.	73,560	4,814,076

TOTAL PREFERRED STOCK (Cost $2,769,930)		4,814,076

See Notes to Financial Statements.
Annual Report | June 30, 2021	29

Cullen International High Dividend Fund	Schedule of Investments
June 30, 2021

Value
(Note 2)
TOTAL INVESTMENTS 97.76% (Cost $142,110,266)	$191,770,375

Other Assets In Excess Of Liabilities 2.24%	4,380,542

NET ASSETS 100.00%	$196,150,917

(a)	Non-Income Producing Security.

ADR	-	American Depositary Receipt

Sector	% of Net	Value
Diversification	Assets	(Note 2)
COMMON STOCKS
Financials	23.30%	$45,701,623
Materials	12.78	25,074,192
Industrials	11.58	22,712,355
Consumer Discretionary	9.13	17,933,700
Communication Services	8.10	15,894,392
Health Care	7.31	14,342,687
Consumer Staples	7.13	13,996,057
Utilities	5.23	10,252,271
Information Technology	4.51	8,819,962
Energy	3.42	6,699,566
Real Estate	2.82	5,529,494
TOTAL COMMON STOCKS	95.31	186,956,299

PREFERRED STOCK
Information Technology	2.45	4,814,076
TOTAL PREFERRED STOCK	2.45	4,814,076

TOTAL INVESTMENTS	97.76%	$191,770,375
Other Assets In Excess Of
Liabilities	2.24	4,380,542
TOTAL NET ASSETS	100.00%	$196,150,917

Percentages are stated as a percent of net assets.

See Notes to Financial Statements.
30	www.cullenfunds.com

Cullen High Dividend Equity Fund	Schedule of Investments
June 30, 2021

		Value
	Shares	(Note 2)
COMMON STOCKS - 98.35%
Aerospace & Defense - 4.96%
General Dynamics Corp.	103,100	$19,409,606
Raytheon Technologies Corp.	448,135	38,230,397
		57,640,003
Air Freight & Logistics -1.85%
United Parcel Service, Inc., Class B	103,224	21,467,495

Banks - 9.71%
Bank of America Corp.	733,000	30,221,590
Citigroup, Inc.	324,000	22,923,000
JPMorgan Chase & Co.	234,176	36,423,735
Truist Financial Corp.	419,350	23,273,925
		112,842,250
Beverages - 1.64%
Diageo PLC - Sponsored ADR	99,400	19,053,986

Building Products - 2.92%
Johnson Controls International PLC	495,170	33,983,517

Capital Markets - 3.29%
Morgan Stanley	417,558	38,285,893

Chemicals - 2.25%
Dow, Inc.	414,170	26,208,678

Communications Equipment - 2.07%
Cisco Systems, Inc.	453,865	24,054,845

Distributors - 2.96%
Genuine Parts Co.	271,654	34,356,081

Diversified Telecommunication Services - 4.93%
AT&T, Inc.	960,825	27,652,543
BCE, Inc.	601,618	29,671,800
		57,324,343
Electric Utilities - 4.42%
Duke Energy Corp.	230,755	22,780,133
NextEra Energy, Inc.	390,370	28,606,314
		51,386,447
Equity Real Estate Investment Trusts (REITs) - 5.24%
Healthpeak Properties, Inc.	712,850	23,730,777
VICI Properties, Inc.	459,250	14,245,935
Welltower, Inc.	275,180	22,867,458
		60,844,170
Food & Staples Retailing - 1.16%
Walgreens Boots Alliance, Inc.	256,400	13,489,204

		Value
	Shares	(Note 2)
Health Care Equipment & Supplies - 2.69%
Medtronic PLC	251,431	$31,210,130

Household Products - 2.38%
Kimberly-Clark Corp.	207,000	27,692,460

Industrial Conglomerates - 4.87%
3M Co.	149,760	29,746,829
Siemens AG - Sponsored ADR	337,000	26,838,343
		56,585,172
Insurance - 3.83%
Chubb, Ltd.	181,650	28,871,451
Travelers Cos., Inc.	104,321	15,617,897
		44,489,348
Multiline Retail - 3.18%
Target Corp.	152,710	36,916,115

Oil, Gas & Consumable Fuels - 5.85%
Chevron Corp.	295,000	30,898,300
ConocoPhillips	266,000	16,199,400
Exxon Mobil Corp.	331,000	20,879,480
		67,977,180
Personal Products - 2.62%
Unilever PLC - Sponsored ADR	521,145	30,486,983

Pharmaceuticals - 11.52%
Eli Lilly & Co.	85,770	19,685,930
Johnson & Johnson	214,250	35,295,545
Merck & Co., Inc.	289,548	22,518,148
Novartis AG - Sponsored ADR	309,620	28,249,729
Pfizer, Inc.	719,100	28,159,956
		133,909,308
Semiconductors & Semiconductor Equipment - 4.81%
Broadcom, Inc.	60,936	29,056,723
Intel Corp.	477,730	26,819,762
		55,876,485
Software - 1.76%
Microsoft Corp.	75,517	20,457,555

Specialty Retail - 2.66%
Lowe’s Cos., Inc.	159,286	30,896,705

Tobacco - 4.78%
Altria Group, Inc.	456,100	21,746,848

See Notes to Financial Statements.
Annual Report | June 30, 2021	31

Cullen High Dividend Equity Fund	Schedule of Investments
June 30, 2021

		Value
	Shares	(Note 2)
Tobacco (continued)
Philip Morris International, Inc.	340,550	$33,751,911
		55,498,759

TOTAL COMMON STOCKS (Cost $604,262,934)		1,142,933,112

TOTAL INVESTMENTS 98.35% (Cost $604,262,934)		$1,142,933,112

Other Assets In Excess Of Liabilities 1.65%		19,196,576

NET ASSETS 100.00%		$1,162,129,688

ADR	-	American Depositary Receipt

Sector	% of Net	Value
Diversification	Assets	(Note 2)
COMMON STOCKS
Financials	16.83%	$195,617,491
Industrials	14.60	169,676,187
Health Care	14.21	165,119,438
Consumer Staples	12.58	146,221,392
Consumer Discretionary	8.79	102,168,901
Information Technology	8.64	100,388,885
Energy	5.85	67,977,180
Real Estate	5.24	60,844,170
Communication Services	4.93	57,324,343
Utilities	4.42	51,386,447
Materials	2.26	26,208,678
TOTAL COMMON STOCKS	98.35	1,142,933,112
TOTAL INVESTMENTS	98.35%	$1,142,933,112
Other Assets In Excess Of Liabilities	1.65	19,196,576
TOTAL NET ASSETS	100.00%	$1,162,129,688

Percentages are stated as a percent of net assets.

See Notes to Financial Statements.
32	www.cullenfunds.com

Cullen Small Cap Value Fund	Schedule of Investments
June 30, 2021

		Value
	Shares	(Note 2)
COMMON STOCKS - 100.06%
Aerospace & Defense - 7.30%
AAR Corp.(a)	5,242	$203,128
Spirit AeroSystems Holdings, Inc.,
Class A	9,290	438,395
		641,523
Airlines - 3.07%
Copa Holdings SA(a), Class A	3,580	269,681

Banks - 22.14%
Ameris Bancorp	6,470	327,576
Enterprise Financial Services Corp.	5,413	251,109
First Bancorp/Southern Pines, NC	1,077	44,060
First Horizon Corp.	21,320	368,410
Great Western Bancorp, Inc.	17,780	583,006
South State Corp.	1,839	150,357
Spirit of Texas Bancshares, Inc.	9,693	221,388
		1,945,906
Beverages -1.94%
Coca-Cola Consolidated, Inc.	423	170,101

Capital Markets - 4.15%
Lazard, Ltd., Class A	8,070	365,167

Chemicals - 3.57%
Cabot Corp.	1,532	87,217
Huntsman Corp.	8,542	226,534
		313,751
Commercial Services & Supplies - 4.24%
Steelcase, Inc., Class A	24,680	372,915

Communications Equipment - 4.45%
Comtech Telecommunications Corp.	16,200	391,392

Construction & Engineering - 1.52%
Quanta Services, Inc.	1,470	133,138

Electrical Equipment - 0.41%
Encore Wire Corp.	475	36,000

Energy Equipment & Services - 1.95%
Helmerich & Payne, Inc.	5,258	171,569

Equity Real Estate Investment Trusts (REITs) - 4.50%
Host Hotels & Resorts, Inc.(a)	23,120	395,121

Health Care Equipment & Supplies - 3.82%
Haemonetics Corp.(a)	5,036	335,599

		Value
	Shares	(Note 2)
Hotels, Restaurants & Leisure - 4.93%
Denny’s Corp.(a)	26,270	$433,192

Household Durables - 2.64%
Taylor Morrison Home Corp.(a)	8,780	231,968

IT Services -1.48%
Sykes Enterprises, Inc.(a)	2,426	130,276

Leisure Products - 0.77%
MasterCraft Boat Holdings, Inc.(a)	2,581	67,854

Machinery - 5.48%
Crane Co.	1,150	106,226
Mayville Engineering Co., Inc.(a)	13,140	264,245
Timken Co.	1,377	110,972
		481,443
Oil, Gas & Consumable Fuels - 5.06%
Cimarex Energy Co.	3,511	254,372
HollyFrontier Corp.	5,786	190,359
		444,731
Paper & Forest Products - 1.01%
Domtar Corp.(a)	1,611	88,541

Professional Services - 9.01%
Barrett Business Services, Inc.	5,750	417,507
BGSF, Inc.	30,340	374,396
		791,903
Real Estate Management & Development - 0.71%
Jones Lang LaSalle, Inc.(a)	320	62,547

Semiconductors & Semiconductor Equipment - 1.31%
MKS Instruments, Inc.	649	115,490

Textiles, Apparel & Luxury Goods - 2.63%
Columbia Sportswear Co.	2,353	231,441

Thrifts & Mortgage Finance - 1.97%
Premier Financial Corp.	6,108	173,528

TOTAL COMMON STOCKS (Cost $6,205,533)		8,794,777

TOTAL INVESTMENTS 100.06% (Cost $6,205,533)		$8,794,777

Liabilities In Excess Of Other Assets (0.06)%		(4,731)

NET ASSETS 100.00%		$8,790,046

See Notes to Financial Statements.
Annual Report | June 30, 2021	33

Cullen Small Cap Value Fund	Schedule of Investments
June 30, 2021

(a)       Non-Income Producing Security.

Sector	% of Net	Value
Diversification	Assets	(Note 2)
COMMON STOCKS
Industrials	31.02%	$2,726,603
Financials	28.27	2,484,601
Consumer Discretionary	10.97	964,455
Information Technology	7.25	637,158
Energy	7.01	616,300
Real Estate	5.21	457,668
Materials	4.58	402,292
Health Care	3.82	335,599
Consumer Staples	1.93	170,101
TOTAL COMMON STOCKS	100.06	8,794,777

TOTAL INVESTMENTS	100.06%	$8,794,777
Liabilities in Excess of Other Assets	(0.06)	(4,731)
TOTAL NET ASSETS	100.00%	$8,790,046

Percentages are stated as a percent of net assets.

See Notes to Financial Statements.
34	www.cullenfunds.com

Cullen Value Fund	Schedule of Investments
June 30, 2021

		Value
	Shares	(Note 2)
COMMON STOCKS - 93.47%
Aerospace & Defense - 7.51%
Boeing Co.(a)	2,775	$664,779
General Dynamics Corp.	3,580	673,971
Raytheon Technologies Corp.	8,183	698,091
		2,036,841
Auto Components -1.24%
BorgWarner, Inc.	6,905	335,169

Banks - 9.95%
Bank of America Corp.	17,700	729,771
Citigroup, Inc.	12,680	897,110
JPMorgan Chase & Co.	6,884	1,070,737
		2,697,618
Capital Markets - 4.18%
Morgan Stanley	12,370	1,134,205

Communications Equipment - 3.74%
Cisco Systems, Inc.	19,125	1,013,625

Electrical Equipment - 1.53%
Sensata Technologies Holding PLC(a)	7,150	414,485

Electronic Equipment, Instruments & Components - 3.12%
Arrow Electronics, Inc.(a)	7,424	845,074

Entertainment - 3.20%
Walt Disney Co.(a)	4,945	869,183

Food Products - 2.28%
Mondelez International, Inc., Class A	9,890	617,532

Health Care Equipment & Supplies - 3.21%
Medtronic PLC	7,005	869,531

Industrial Conglomerates - 5.99%
3M Co.	3,230	641,575
Siemens AG - Sponsored ADR	12,326	981,630
		1,623,205
Insurance - 6.70%
Allstate Corp.	6,950	906,558
Chubb, Ltd.	5,723	909,614
		1,816,172
Life Sciences Tools & Services - 3.32%
Thermo Fisher Scientific, Inc.	1,786	900,983

Media - 2.82%
Comcast Corp., Class A	13,400	764,068

		Value
	Shares	(Note 2)
Metals & Mining - 2.75%
Newmont Corp.	11,770	$745,983

Oil, Gas & Consumable Fuels - 4.77%
Chevron Corp.	5,550	581,307
ConocoPhillips	11,700	712,530
		1,293,837
Personal Products - 2.18%
Unilever PLC - Sponsored ADR	10,115	591,727

Pharmaceuticals - 17.32%
Bristol-Myers Squibb Co.	14,420	963,544
GlaxoSmithKline PLC - Sponsored ADR	13,800	549,516
Johnson & Johnson	4,245	699,321
Merck & Co., Inc.	11,289	877,946
Novartis AG - Sponsored ADR	8,130	741,781
Pfizer, Inc.	22,072	864,340
		4,696,448
Software - 4.73%
Microsoft Corp.	1,085	293,927
Oracle Corp.	12,705	988,957
		1,282,884
Specialty Retail - 2.93%
Lowe’s Cos., Inc.	4,091	793,531

TOTAL COMMON STOCKS
(Cost $13,565,800)		25,342,101

EXCHANGE-TRADED FUNDS - 1.87%
Communication Services Select Sector SPDR® Fund	6,270	507,682
TOTAL EXCHANGE-TRADED FUNDS (Cost $506,338)		507,682

TOTAL INVESTMENTS 95.34% (Cost $14,072,138)		$25,849,783

Other Assets In Excess Of Liabilities 4.66%		1,263,759

NET ASSETS 100.00%		$27,113,542

(a)       Non-Income Producing Security.

ADR       -   American Depositary Receipt

See Notes to Financial Statements.
Annual Report | June 30, 2021	35

Cullen Value Fund	Schedule of Investments
June 30, 2021

Sector	% of Net	Value
Diversification	Assets	(Note 2)
COMMON STOCKS
Health Care	23.85%	$6,466,962
Financials	20.83	5,647,995
Industrials	15.03	4,074,531
Information Technology	11.59	3,141,583
Communication Services	6.03	1,633,251
Energy	4.77	1,293,837
Consumer Staples	4.46	1,209,259
Consumer Discretionary	4.16	1,128,700
Materials	2.75	745,983
TOTAL COMMON STOCKS	93.47	25,342,101

EXCHANGE-TRADED FUNDS
Communication Services	1.87	507,682
TOTAL EXCHANGE-TRADED FUNDS	1.87	507,682

TOTAL INVESTMENTS	95.34%	$25,849,783
Other Assets In Excess Of Liabilities	4.66	1,263,759
TOTAL NET ASSETS	100.00%	$27,113,542

Percentages are stated as a percent of net assets.

See Notes to Financial Statements.
36	www.cullenfunds.com

Cullen Emerging Markets High Dividend Fund	Schedule of Investments
June 30, 2021

		Value
	Shares	(Note 2)
COMMON STOCKS - 92.97%
Austria - 2.59%
OMV AG	137,080	$7,797,151

Brazil - 3.23%
Vale SA	427,878	9,724,422

Canada - 1.22%
Lundin Mining Corp.	407,195	3,672,507

Chile - 1.59%
Enel Chile SA	12,965,881	745,937
Vina Concha y Toro SA	2,293,309	4,042,699
		4,788,636
China - 9.39%
China Construction Bank Corp., Class H	7,969,300	6,271,322
China Yongda Automobiles Services Holdings, Ltd.	2,491,100	4,459,680
CIFI Holdings Group Co., Ltd.	2,705,000	2,111,240
KWG Group Holdings, Ltd.	3,911,000	5,238,643
Ping An Insurance Group Co. of China, Ltd., Class H	149,400	1,463,348
Times China Holdings, Ltd.	3,960,200	4,529,265
Zijin Mining Group Co., Ltd., Class H	3,100,000	4,168,309
		28,241,807
Czech Republic - 1.86%
Komercni Banka AS(a)	158,567	5,581,307

Egypt - 1.30%
Integrated Diagnostics Holdings PLC(b)(c)	3,288,550	3,913,374

Greece - 1.64%
OPAP SA	327,248	4,931,905

Hong Kong - 9.93%
AIA Group, Ltd.	657,000	8,165,643
BOC Aviation, Ltd.(b)(c)	249,520	2,104,962
CIMC Enric Holdings, Ltd.	4,514,000	4,697,541
Health & Happiness H&H International Holdings, Ltd.	748,000	3,135,814
Nine Dragons Paper Holdings, Ltd.	2,548,700	3,269,458
Sands China, Ltd.(a)	364,900	1,536,807
WH Group, Ltd.(b)(c)	1,049,000	943,037
Xinyi Glass Holdings, Ltd.	1,477,500	6,022,806
		29,876,068
India - 7.60%
Ascendas India Trust	3,160,980	3,267,466
Bharat Electronics, Ltd.	1,521,100	3,642,618
Embassy Office Parks REIT	25,000	117,846
ICICI Bank, Ltd. - Sponsored ADR(a)	327,150	5,594,265

		Value
	Shares	(Note 2)
India (continued)
Power Grid Corp Of India Ltd.	2,272,500	$7,105,193
PowerGrid Infrastructure Investment Trust(a)(b)(c)	2,056,800	3,134,870
		22,862,258
Indonesia - 1.42%
Bank Rakyat Indonesia Persero Tbk PT	15,725,500	4,272,998

Kazakhstan - 2.56%
Kaspi.KZ JSC - GDR	72,649	7,700,794

Mexico - 5.10%
Arca Continental SAB de CV	773,000	4,473,426
PLA Administradora Industrial S de RL de CV	3,587,160	5,448,942
Prologis Property Mexico SA de CV	2,425,336	5,423,973
		15,346,341
Russia - 9.34%
Globaltrans Investment PLC - Sponsored GDR(c)	417,305	2,992,077
LSR Group PJSC	13,920	147,528
LUKOIL PJSC - Sponsored ADR	128,240	11,798,080
MMC Norilsk Nickel PJSC - ADR	215,822	7,320,682
Sberbank of Russia PJSC - Sponsored ADR	349,698	5,836,460
		28,094,827
South Africa - 4.77%
Anglo American PLC	196,410	7,804,398
Mondi PLC	246,650	6,494,426
Thungela Resources, Ltd.(a)	19,641	54,067
		14,352,891
South Korea - 11.04%
KT&G Corp.	3,530	264,558
Macquarie Korea Infrastructure Fund	494,400	5,509,675
Samsung Electronics Co., Ltd.	137,130	9,826,747
Shinhan Financial Group Co., Ltd.	243,800	8,789,486
SK Telecom Co., Ltd.	31,000	8,808,773
		33,199,239
Taiwan - 14.51%
Accton Technology Corp.	13,600	161,321
ASE Technology Holding Co., Ltd.	2,135,928	8,585,875
Quanta Computer, Inc.	1,958,600	6,150,830
Sinbon Electronics Co., Ltd.	655,000	6,441,274
Sunonwealth Electric Machine Industry Co., Ltd.	2,952,300	4,789,375
Taiwan Semiconductor Manufacturing Co., Ltd. - Sponsored ADR	76,560	9,199,450

See Notes to Financial Statements.
Annual Report | June 30, 2021	37

Cullen Emerging Markets High Dividend Fund	Schedule of Investments
June 30, 2021

		Value
	Shares	(Note 2)
Taiwan (continued)
Wiwynn Corp.	232,100	$8,305,202
		43,633,327
Thailand - 2.46%
Thai Beverage PCL	7,037,000	3,532,368
Vinythai PCL	3,300,800	3,862,090
		7,394,458
Vietnam - 1.42%
Ho Chi Minh City Securities Corp.	1,925,000	4,273,875

TOTAL COMMON STOCKS
(Cost $202,626,655)		279,658,185

PARTICIPATORY NOTES - 4.35%
China - 4.35%
Huayu Automotive Systems Co. Ltd.(Issued by CLSA Global Markets Pte. Ltd.), Expires 06/30/2024(a)	1,096,070	4,456,238
Midea Group Co. Ltd. (Issued by CLSA Global Markets Pte. Ltd.), Expires 06/05/2023(a)	365,300	4,034,924
Saic Motor Corp Ltd, Expires (a)	1,349,540	4,588,660
		13,079,822

TOTAL PARTICIPATORY NOTES
(Cost $11,345,045)		13,079,822

PREFERRED STOCK - 1.09%
Brazil - 1.09%
Itau Unibanco Holding SA	545,820	3,272,418

TOTAL PREFERRED STOCK (Cost $3,144,195)		3,272,418

TOTAL INVESTMENTS 98.41% (Cost $217,115,895)		$296,010,425

Other Assets In Excess Of Liabilities 1.59%		4,790,520

NET ASSETS 100.00%		$300,800,945

(a)	Non-Income Producing Security.
(b)	Security exempt from registration of the Securities Act of 1933. These securities may be resold in transactions exempt from registration under Rule 144A, normally to qualified institutional buyers. As of June 30, 2021 the aggregate value of those securities was $10,096,243, which represents 3.36% of net assets.

(c)	Securities were originally issued pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of June 30, 2021, the aggregate value of those securities was $13,088,320, which represents 4.35% of net assets.

ADR         -   American Depositary Receipt

GDR         -   Gross Depositary Receipt

Sector	% of Net	Value
Diversification	Assets	(Note 2)
COMMON STOCKS
Financials	21.10%	$63,459,173
Information Technology	16.18	48,670,699
Materials	15.40	46,316,292
Real Estate	9.78	29,419,773
Industrials	8.06	24,249,379
Energy	6.53	19,649,298
Consumer Staples	5.45	16,391,902
Consumer Discretionary	3.63	10,928,392
Communication Services	2.93	8,808,773
Utilities	2.61	7,851,130
Health Care	1.30	3,913,374
TOTAL COMMON STOCKS	92.97	279,658,185

PARTICIPATORY NOTES
Consumer Discretionary	4.35	13,079,822
TOTAL PARTICIPATORY NOTES	4.35	13,079,822

PREFERRED STOCK
Financials	1.09	3,272,418
TOTAL PREFERRED STOCK	1.09	3,272,418

TOTAL INVESTMENTS	98.41%	$296,010,425
Other Assets In Excess Of Liabilities	1.59	4,790,520
TOTAL NET ASSETS	100.00%	$300,800,945

Percentages are stated as a percent of net assets.

See Notes to Financial Statements.
38	www.cullenfunds.com

Cullen Enhanced Equity Income Fund	Schedule of Investments
June 30, 2021

		Value
	Shares	(Note 2)
COMMON STOCKS - 91.13%
Aerospace & Defense - 3.95%
Raytheon Technologies Corp.(a)	37,000	$3,156,470

Automobiles - 1.10%
Toyota Motor Corp. - Sponsored ADR	5,000	874,200

Banks - 9.66%
Bank of America Corp.(a)	45,876	1,891,467
Citigroup, Inc.(a)	20,035	1,417,476
JPMorgan Chase & Co.	14,700	2,286,438
Truist Financial Corp.(a)	38,335	2,127,593
		7,722,974

Building Products - 2.53%
Johnson Controls International PLC(a)	29,500	2,024,585

Capital Markets - 3.01%
Morgan Stanley(a)	26,240	2,405,946

Chemicals - 1.78%
Dow, Inc.(a)	22,421	1,418,801

Communications Equipment - 2.72%
Cisco Systems, Inc.	41,000	2,173,000

Diversified Telecommunication Services - 4.83%
BCE, Inc.	31,525	1,554,813
Verizon Communications, Inc.	41,185	2,307,595
		3,862,408

Electric Utilities - 6.17%
Duke Energy Corp.	28,000	2,764,160
PPL Corp.	77,500	2,167,675
		4,931,835

Electrical Equipment - 3.39%
Eaton Corp. PLC	18,300	2,711,694

Equity Real Estate Investment Trusts (REITs) - 5.11%
Healthpeak Properties, Inc.	55,000	1,830,950
VICI Properties, Inc.	72,700	2,255,154
		4,086,104

Food & Staples Retailing - 2.79%
Walgreens Boots Alliance, Inc.(a)	42,300	2,225,403

Food Products - 1.83%
Conagra Brands, Inc.	40,244	1,464,077

Health Care Equipment & Supplies - 1.80%
Medtronic PLC	11,600	1,439,908

		Value
	Shares	(Note 2)
Insurance - 2.23%
Allstate Corp.	13,675	$1,783,767

Metals & Mining - 2.93%
Rio Tinto PLC - ADR	27,880	2,338,853

Oil, Gas & Consumable Fuels - 9.09%
Chevron Corp.	21,300	2,230,962
ConocoPhillips	43,200	2,630,880
Exxon Mobil Corp.(a)	38,085	2,402,402
		7,264,244

Personal Products - 1.87%
Unilever PLC - Sponsored ADR	25,600	1,497,600

Pharmaceuticals - 12.13%
Bristol-Myers Squibb Co.	41,140	2,748,975
Merck & Co., Inc.(a)	30,075	2,338,933
Novartis AG - Sponsored ADR	26,300	2,399,612
Pfizer, Inc.	56,400	2,208,624
		9,696,144

Semiconductors & Semiconductor Equipment - 5.08%
Broadcom, Inc.	3,407	1,624,594
Intel Corp.	43,400	2,436,476
		4,061,070

Specialty Retail - 1.85%
Lowe’s Cos., Inc.	7,600	1,474,172

Tobacco - 5.28%
Altria Group, Inc.	38,720	1,846,169
Philip Morris International, Inc.	23,980	2,376,658
		4,222,827

TOTAL COMMON STOCKS (Cost $65,420,393)		72,836,082

EXCHANGE-TRADED FUNDS - 2.84%
Consumer Discretionary Select Sector SPDR® Fund	12,715	2,270,263

TOTAL EXCHANGE-TRADED FUNDS (Cost $2,259,965)		2,270,263

TOTAL INVESTMENTS 93.97% (Cost $67,680,358)		$75,106,345

Other Assets In Excess Of Liabilities 6.03%		4,818,561

NET ASSETS 100.00%		$79,924,906

See Notes to Financial Statements.
Annual Report | June 30, 2021	39

Cullen Enhanced Equity Income Fund	Schedule of Investments
June 30, 2021

SCHEDULE OF WRITTEN	Notional	Number of
OPTIONS	Amount	Contracts	Value
CALL OPTIONS WRITTEN (0.16%)
Bank of America Corp., Expires July, 2021, Exercise Price $43.50	$(948,290)	(230)	$(5,290)
Citigroup, Inc., Expires July, 2021, Exercise Price $75.00	(714,575)	(101)	(4,141)
Dow Inc., Expires July, 2021, Exercise Price $65.00	(715,064)	(113)	(6,780)
Exxon Mobil Corp., Expires July, 2021, Exercise Price $67.00	(1,204,828)	(191)	(4,775)
Johnson Controls International PLC, Expires July, 2021, Exercise Price $68.50	(2,024,585)	(295)	(36,285)
Merck & Co., Inc., Expires July, 2021, Exercise Price $78.00	(1,174,327)	(151)	(14,496)
Morgan Stanley, Expires July, 2021, Exercise Price $92.00	(1,210,308)	(132)	(27,324)
Raytheon Technologies Corp., Expires July, 2021, Exercise Price $90.00	(1,578,235)	(185)	(2,960)
Truist Financial Corp., Expires July, 2021, Exercise Price $57.50	(1,065,600)	(192)	(9,600)

SCHEDULE OF WRITTEN	Notional	Number of
OPTIONS	Amount	Contracts	Value
CALL OPTIONS WRITTEN (Continued)
Walgreens Boots Alliance, Inc., Expires July, 2021, Exercise Price $55.00	$(1,115,332)	(212)	$(15,264)

TOTAL CALL OPTIONS WRITTEN (Premiums received $115,480)			(126,915)
TOTAL WRITTEN OPTIONS (Premiums received $115,480)			$(126,915)

(a)	Pledged security; a portion or all of the security is pledged as collateral for written options as of June 30, 2021.

ADR	- American Depositary Receipt

Sector	% of Net	Value
Diversification	Assets	(Note 2)
COMMON STOCKS
Financials	14.91%	$11,912,687
Health Care	13.93	11,136,052
Consumer Staples	11.77	9,409,907
Industrials	9.88	7,892,749
Energy	9.09	7,264,244
Information Technology	7.80	6,234,070
Utilities	6.17	4,931,835
Real Estate	5.11	4,086,104
Communication Services	4.83	3,862,408
Materials	4.70	3,757,654
Consumer Discretionary	2.94	2,348,372
TOTAL COMMON STOCKS	91.13	72,836,082

EXCHANGE-TRADED FUNDS
Consumer Discretionary	2.84	2,270,263
TOTAL EXCHANGE-TRADED FUNDS	2.84	2,270,263

TOTAL INVESTMENTS	93.97%	$75,106,345
Other Assets In Excess Of Liabilities	6.03	4,818,561
TOTAL NET ASSETS	100.00%	$79,924,906

CALL OPTIONS WRITTEN
Materials	(0.01)%	$(6,780)
Energy	(0.01)	(4,775)
Health Care	(0.02)	(14,496)
Consumer Staples	(0.02)	(15,264)
Financials	(0.05)	(46,355)
Industrials	(0.05)	(39,245)
TOTAL CALL OPTIONS WRITTEN	(0.16)	(126,915)

Percentages are stated as a percent of net assets.

See Notes to Financial Statements.
40	www.cullenfunds.com

Cullen Funds Trust	Statements of Assets and Liabilities
June 30, 2021

					Cullen
	Cullen				Emerging	Cullen
	International				Markets	Enhanced
	High	Cullen High	Cullen Small		High	Equity
	Dividend	Dividend	Cap Value	Cullen Value	Dividend	Income
	Fund	Equity Fund	Fund	Fund	Fund	Fund
ASSETS:
Investments, at value	$191,770,375	$1,142,933,112	$8,794,777	$25,849,783	$296,010,425	$75,106,345
Cash	2,894,236	10,569,640	43,450	1,285,323	2,448,223	4,648,663
Foreign currencies, at value (Cost $162,259, –, –, –, $625,359 and –, respectively)	162,036	–	–	–	624,455	–
Receivable for investments sold	9,360	5,781,840	–	–	1,447,224	17,823
Receivable for fund shares sold	368,667	1,262,915	25	1,225	262,545	193,383
Dividends receivable	1,259,699	3,381,896	4,616	52,096	1,254,642	214,189
Receivable due from Investment Advisor	–	–	8,112	–	–	–
Prepaid expenses and other assets	24,940	19,959	8,251	6,429	12,874	15,270
Total Assets	196,489,313	1,163,949,362	8,859,231	27,194,856	302,060,388	80,195,673
LIABILITIES:
Written options, at value (Premiums received –, –, –, –, – and $115,480, respectively)	–	–	–	–	–	126,915
Payable to Investment Advisor	122,409	663,832	–	2,074	201,213	30,477
Payable for investments purchased	9,319	–	–	–	821,972	–
Payable for shares redeemed	103,432	947,977	5,032	14,538	88,686	33,177
Distribution fees payable	2,492	56,662	479	893	3,549	5,880
Trustees’ fees and expenses payable	20,000	20,000	20,000	20,000	20,000	20,000
Accrued expenses and other liabilities	80,744	131,203	43,674	43,809	124,023	54,318
Total Liabilities	338,396	1,819,674	69,185	81,314	1,259,443	270,767
NET ASSETS	$196,150,917	$1,162,129,688	$8,790,046	$27,113,542	$300,800,945	$79,924,906

NET ASSETS CONSIST OF
Paid-in capital	$181,130,891	$540,592,698	$5,633,421	$13,861,614	$290,402,524	$73,637,050
Total distributable earnings	15,020,026	621,536,990	3,156,625	13,251,928	10,398,421	6,287,856
NET ASSETS	$196,150,917	$1,162,129,688	$8,790,046	$27,113,542	$300,800,945	$79,924,906
INVESTMENTS, AT COST	$142,110,266	$604,262,934	$6,205,533	$14,072,138	$217,115,895	$67,680,358

See Notes to Financial Statements.
Annual Report | June 30,2021	41

Cullen Funds Trust	Statements of Assets and Liabilities
June 30, 2021

					Cullen
	Cullen				Emerging	Cullen
	International				Markets	Enhanced
	High	Cullen High	Cullen Small		High	Equity
	Dividend	Dividend	Cap Value	Cullen Value	Dividend	Income
	Fund	Equity Fund	Fund	Fund	Fund	Fund
PRICING OF SHARES

Retail:
Net Asset Value, offering and redemption price per share	$10.94	$17.09	$15.98	$15.85	$12.30	$11.44
Net Assets	$6,266,609	$129,051,689	$637,181	$2,231,147	$9,819,423	$2,395,452
Shares issued (unlimited number of beneficial interest authorized, $0.001 par value)	572,760	7,549,733	39,878	140,758	798,116	209,449

Class C:
Net Asset Value, offering and redemption price per share	$10.90	$16.82	$14.43	$15.82	$12.14	$11.47
Net Assets	$1,386,648	$35,625,806	$335,985	$595,858	$1,868,825	$6,589,688
Shares issued (unlimited number of beneficial interest authorized, $0.001 par value)	127,180	2,118,265	23,282	37,675	153,909	574,521

Class I:
Net Asset Value, offering and redemption price per share	$11.03	$17.11	$16.45	$15.80	$12.39	$11.51
Net Assets	$188,481,352	$995,683,220	$7,816,880	$24,286,537	$289,112,697	$70,939,766
Shares issued (unlimited number of beneficial interest authorized, $0.001 par value)	17,083,392	58,209,586	475,132	1,536,789	23,329,032	6,162,102

Class R1:
Net Asset Value, offering and redemption price per share	$12.88	$14.07	N/A	N/A	N/A	N/A
Net Assets	$11,939	$733,256	N/A	N/A	N/A	N/A
Shares issued (unlimited number of beneficial interest authorized, $0.001 par value)	927	52,108	N/A	N/A	N/A	N/A

Class R2:
Net Asset Value, offering and redemption price per share	$12.78	$14.35	N/A	N/A	N/A	N/A
Net Assets	$4,369	$1,035,717	N/A	N/A	N/A	N/A
Shares issued (unlimited number of beneficial interest authorized, $0.001 par value)	342	72,174	N/A	N/A	N/A	N/A

See Notes to Financial Statements.
42	www.cullenfunds.com

Cullen Funds Trust	Statements of Operations
Year Ended June 30, 2021

					Cullen
	Cullen				Emerging	Cullen
	International				Markets	Enhanced
	High	Cullen High	Cullen Small		High	Equity
	Dividend	Dividend	Cap Value	Cullen Value	Dividend	Income
	Fund	Equity Fund	Fund	Fund	Fund	Fund
INVESTMENT INCOME
Dividends*	$7,163,165	$36,852,727	$95,652	$678,065	$10,733,884	$2,046,015
Total Investment Income	7,163,165	36,852,727	95,652	678,065	10,733,884	2,046,015
EXPENSES
Investment advisory fees (Note 6)	1,732,491	10,906,476	71,537	254,569	2,697,006	583,127
Administrative fees	85,374	388,460	17,791	23,275	122,096	38,330
Distribution fees (Note 7)
Retail	13,459	308,745	1,717	4,609	24,684	5,148
Class C	11,538	348,585	3,596	3,285	16,398	50,502
Class R1	74	3,253	N/A	N/A	N/A	N/A
Class R2	11	2,339	N/A	N/A	N/A	N/A
Shareholder services fees (Note 8)
Class R2	–	127	N/A	N/A	N/A	N/A
Registration and filing fees	71,494	88,723	44,754	44,869	53,617	46,416
Custody fees	74,682	34,488	3,556	2,851	318,818	8,441
Transfer agent fees	68,082	172,942	43,955	44,698	45,508	53,961
Legal fees	24,059	24,059	24,059	24,059	24,059	24,059
Professional fees	39,342	48,519	48,278	48,278	48,278	50,621
Shareholder reports	11,151	64,582	1,205	2,079	16,027	4,407
Trustees’ fees	80,000	80,000	80,000	80,000	80,000	80,000
Other expenses	15,402	58,161	3,385	4,302	25,798	11,533
Total Expenses	2,227,159	12,529,459	343,833	536,874	3,472,289	956,545
Less expenses reimbursed from Investment Advisor (Note 6)
Retail	(14,679)	(417,669)	(24,890)	(24,262)	(26,960)	(16,642)
Class C	(3,109)	(117,996)	(14,222)	(4,266)	(4,441)	(40,315)
Class I	(450,232)	(3,143,828)	(227,747)	(309,438)	(701,345)	(405,839)
Class R1	(3)	(564)	N/A	N/A	N/A	N/A
Class R2	(2)	(945)	N/A	N/A	N/A	N/A
Net Expenses	1,759,134	8,848,457	76,974	198,908	2,739,543	493,749
NET INVESTMENT INCOME	5,404,031	28,004,270	18,678	479,157	7,994,341	1,552,266
Net realized gain/(loss) on:
Investments	11,828,775	134,949,568	877,522	1,651,599	34,840,943	4,352,545
Written options	–	–	–	–	–	1,113,436
Foreign currency related transactions	(82,153)	(4,654)	–	–	(39,118)	(861)
Total Net Realized Gain/(Loss)	11,746,622	134,944,914	877,522	1,651,599	34,801,825	5,465,120
Net change in unrealized appreciation/(depreciation) on:
Investments	24,809,105	164,913,242	2,483,426	5,092,858	47,138,882	10,133,199
Written options	–	–	–	–	–	(46,634)
Foreign currency related transactions	47,841	2,278	–	–	1,602	(289)
Total net change in unrealized appreciation/(depreciation)	24,856,946	164,915,520	2,483,426	5,092,858	47,140,484	10,086,276
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	36,603,568	299,860,434	3,360,948	6,744,457	81,942,309	15,551,396
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$42,007,599	$327,864,704	$3,379,626	$7,223,614	$89,936,650	$17,103,662
*Foreign taxes withheld on dividends	$829,749	$661,828	$–	$11,558	$1,358,779	$20,952

See Notes to Financial Statements.
Annual Report | June 30, 2021	43

Cullen Funds Trust	Statements of Changes in Net Assets

	Cullen International High Dividend Fund		Cullen High Dividend Equity Fund
	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2021	June 30, 2020	June 30, 2021	June 30, 2020
OPERATIONS
Net investment income	$5,404,031	$3,360,444	$28,004,270	$34,959,727
Net realized gain/(loss)	11,746,622	(2,451,266)	134,944,914	118,466,829
Net change in unrealized appreciation/(depreciation)	24,856,946	(8,409,021)	164,915,520	(316,070,466)
Net Increase/(Decrease) in Net Assets Resulting from Operations	42,007,599	(7,499,843)	327,864,704	(162,643,910)
DISTRIBUTIONS TO SHAREHOLDERS
From distributable earnings
Retail	(148,725)	(187,721)	(12,485,270)	(10,516,185)
Class C	(26,352)	(47,937)	(3,338,699)	(2,910,700)
Class I	(5,028,003)	(4,682,337)	(94,458,334)	(84,372,939)
Class R1	(286)	(299)	(72,966)	(46,668)
Class R2	(90)	(85)	(95,534)	(77,244)
Net Decrease in Net Assets from Distributions	(5,203,456)	(4,918,379)	(110,450,803)	(97,923,736)
CAPITAL SHARE TRANSACTIONS (NOTE 3)
Shares sold
Retail	1,920,586	1,882,614	11,062,892	21,141,379
Class C	405,159	415,500	2,395,482	3,954,212
Class I	48,617,455	45,438,341	163,807,162	197,375,018
Class R1	1,636	1,950	38,116	42,786
Class R2	154	366	127,324	80,412
Dividends reinvested
Retail	140,610	179,141	12,073,024	10,217,237
Class C	23,100	43,763	3,264,413	2,831,947
Class I	2,528,603	2,466,297	77,348,050	67,054,774
Class R1	286	299	72,966	46,667
Class R2	90	85	95,534	77,244
Shares redeemed
Retail	(2,379,444)	(3,250,449)	(41,335,064)	(60,103,132)
Class C	(361,605)	(1,690,342)	(12,379,836)	(17,258,700)
Class I	(35,126,168)	(47,675,768)	(347,214,733)	(489,904,626)
Class R1	(6,663)	(1,826)	(58,776)	(51,380)
Class R2	(330)	(41,157)	(284,199)	(241,245)
Redemption fees
Retail	45	–	215	–
Class C	–	–	16	–
Class I	–	30	6,760	146
Class R1	–	–	2	–
Class R2	–	2	–	6
Net Increase/(Decrease) in Net Assets Derived from Capital Share Transactions	15,763,514	(2,231,154)	(130,980,652)	(264,737,255)
Net Increase/(Decrease) in Net Assets	52,567,657	(14,649,376)	86,433,249	(525,304,901)
NET ASSETS
Beginning of year	143,583,260	158,232,636	1,075,696,439	1,601,001,340
End of year	$196,150,917	$143,583,260	$1,162,129,688	$1,075,696,439

See Notes to Financial Statements.
44	www.cullenfunds.com

Cullen Funds Trust	Statements of Changes in Net Assets

	Cullen Small Cap Value Fund		Cullen Value Fund
	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2021	June 30, 2020	June 30, 2021	June 30, 2020
OPERATIONS
Net investment income	$18,678	$30,476	$479,157	$628,392
Net realized gain/(loss)	877,522	(297,963)	1,651,599	5,059,583
Net change in unrealized appreciation/(depreciation)	2,483,426	(416,127)	5,092,858	(6,717,700)
Net Increase/(Decrease) in Net Assets Resulting from Operations	3,379,626	(683,614)	7,223,614	(1,029,725)
DISTRIBUTIONS TO SHAREHOLDERS
From distributable earnings
Retail	–	(12,970)	(271,308)	(121,473)
Class C	–	(1,822)	(28,043)	(47,001)
Class I	(12,981)	(129,696)	(3,416,212)	(3,465,770)
Net Decrease in Net Assets from Distributions	(12,981)	(144,488)	(3,715,563)	(3,634,244)
CAPITAL SHARE TRANSACTIONS (NOTE 3)
Shares sold
Retail	1,080,374	119,600	713,541	673,852
Class C	116,551	328,012	403,350	–
Class I	4,626,456	634,322	981,626	1,919,225
Dividends reinvested
Retail	–	12,324	270,799	121,018
Class C	–	1,822	23,208	31,783
Class I	12,922	129,696	3,416,212	3,465,770
Shares redeemed
Retail	(1,084,387)	(241,097)	(356,572)	(54,385)
Class C	(352,806)	–	(248,321)	(6,348)
Class I	(3,212,147)	(202,581)	(4,961,000)	(18,431,164)
Redemption fees
Retail	–	–	–	–
Class C	–	–	–	–
Class I	1	–	–	–
Net Increase/(Decrease) in Net Assets Derived from Capital Share Transactions	1,186,964	782,098	242,843	(12,280,249)
Net Increase/(Decrease) in Net Assets	4,553,609	(46,004)	3,750,894	(16,944,218)
NET ASSETS
Beginning of year	4,236,437	4,282,441	23,362,648	40,306,866
End of year	$8,790,046	$4,236,437	$27,113,542	$23,362,648

See Notes to Financial Statements.
Annual Report | June 30, 2021	45

Cullen Funds Trust	Statements of Changes in Net Assets

	Cullen Emerging Markets High Dividend Fund		Cullen Enhanced Equity Income Fund
	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2021	June 30, 2020	June 30, 2021	June 30, 2020
OPERATIONS
Net investment income	$7,994,341	$9,297,826	$1,552,266	$1,288,148
Net realized gain/(loss)	34,801,825	(35,149,857)	5,465,120	(3,237,868)
Net change in unrealized appreciation/(depreciation)	47,140,484	(12,438,876)	10,086,276	(2,228,076)
Net Increase/(Decrease) in Net Assets Resulting from Operations	89,936,650	(38,290,907)	17,103,662	(4,177,796)
DISTRIBUTIONS TO SHAREHOLDERS
From distributable earnings
Retail	(206,337)	(486,057)	(108,339)	(74,084)
Class C	(25,923)	(53,076)	(234,296)	(149,008)
Class I	(6,363,299)	(11,385,902)	(2,870,215)	(1,449,876)
From tax return of capital
Retail	–	–	–	(54,526)
Class C	–	–	–	(109,672)
Class I	–	–	–	(1,067,117)
Net Decrease in Net Assets from Distributions	(6,595,559)	(11,925,035)	(3,212,850)	(2,904,283)
CAPITAL SHARE TRANSACTIONS (NOTE 3)
Shares sold
Retail	2,419,184	5,260,204	600,334	936,775
Class C	76,000	200	2,216,838	732,914
Class I	98,028,424	72,524,832	25,514,354	18,653,351
Dividends reinvested
Retail	196,356	465,738	103,238	125,335
Class C	25,401	53,076	144,171	161,295
Class I	6,072,322	10,910,718	2,555,399	2,164,630
Shares redeemed
Retail	(6,220,580)	(9,322,818)	(700,931)	(1,102,275)
Class C	(205,725)	(366,270)	(1,251,196)	(1,099,366)
Class I	(131,839,610)	(130,394,364)	(9,055,528)	(20,022,847)
Redemption fees
Retail	1	58	–	–
Class C	–	–	–	–
Class I	–	2	–	–
Net Increase/(Decrease) in Net Assets Derived from Capital Share Transactions	(31,448,227)	(50,868,624)	20,126,679	549,812
Net Increase/(Decrease) in Net Assets	51,892,864	(101,084,566)	34,017,491	(6,532,267)
NET ASSETS
Beginning of year	248,908,081	349,992,647	45,907,415	52,439,682
End of year	$300,800,945	$248,908,081	$79,924,906	$45,907,415

See Notes to Financial Statements.
46	www.cullenfunds.com

Page Intentionally Left Blank

Cullen Funds Trust

			Net Realized and		Distributions
	Net Asset Value		Unrealized	Total from	from
	Beginning of	Net Investment	Gain/(Loss)	Investment	Net Investment	Total	Net Asset Value
Year End	Period	Income/(Loss)(a)	on Investments	Operations	Income	Distributions	End of Period

Cullen International High Dividend Fund
Retail
6/30/2021	$8.79	0.28	2.15	2.43	(0.28)	(0.28)	$10.94
6/30/2020	$9.55	0.19	(0.66)	(0.47)	(0.29)	(0.29)	$8.79
6/30/2019	$9.88	0.26	(0.27)	(0.01)	(0.32)	(0.32)	$9.55
6/30/2018	$10.30	0.20	(0.36)	(0.16)	(0.26)	(0.26)	$9.88
6/30/2017	$9.37	0.26	0.92	1.18	(0.25)	(0.25)	$10.30
Class C
6/30/2021	$8.78	0.22	2.12	2.34	(0.22)	(0.22)	$10.90
6/30/2020	$9.53	0.11	(0.65)	(0.54)	(0.21)	(0.21)	$8.78
6/30/2019	$9.85	0.20	(0.27)	(0.07)	(0.25)	(0.25)	$9.53
6/30/2018	$10.27	0.18	(0.41)	(0.23)	(0.19)	(0.19)	$9.85
6/30/2017	$9.34	0.17	0.93	1.10	(0.17)	(0.17)	$10.27
Class I
6/30/2021	$8.86	0.32	2.15	2.47	(0.30)	(0.30)	$11.03
6/30/2020	$9.63	0.21	(0.67)	(0.46)	(0.31)	(0.31)	$8.86
6/30/2019	$9.95	0.29	(0.26)	0.03	(0.35)	(0.35)	$9.63
6/30/2018	$10.37	0.30	(0.43)	(0.13)	(0.29)	(0.29)	$9.95
6/30/2017	$9.43	0.27	0.94	1.21	(0.27)	(0.27)	$10.37
Class R1
6/30/2021	$10.32	0.27	2.52	2.79	(0.23)	(0.23)	$12.88
6/30/2020	$11.17	0.17	(0.79)	(0.62)	(0.23)	(0.23)	$10.32
6/30/2019	$11.49	0.27	(0.32)	(0.05)	(0.27)	(0.27)	$11.17
6/30/2018	$11.90	0.18	(0.41)	(0.23)	(0.18)	(0.18)	$11.49
6/30/2017	$10.79	0.24	1.06	1.30	(0.19)	(0.19)	$11.90
Class R2
6/30/2021	$10.23	0.30	2.51	2.81	(0.26)	(0.26)	$12.78
6/30/2020	$11.06	0.17	(0.75)	(0.58)	(0.25)	(0.25)	$10.23
6/30/2019	$11.38	0.28	(0.30)	(0.02)	(0.30)	(0.30)	$11.06
6/30/2018	$11.82	0.24	(0.45)	(0.21)	(0.23)	(0.23)	$11.38
6/30/2017	$10.71	0.26	1.07	1.33	(0.22)	(0.22)	$11.82

(a)	Average share method used.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return calculated for a period of less than one year is not annualized. Total return would have been lower if certain fees had not been waived and expenses reimbursed by the Advisor.
(c)	Expense ratios after reimbursements do not reflect acquired fund fees and expenses.

See Notes to Financial Statements.
48	www.cullenfunds.com

Financial Highlights
For a Share Outstanding Throughout Periods Presented

				Ratio of Net	Ratio of Net
		Ratio of	Ratio of	Investment	Investment
		Expenses Before	Expenses After	Income/(Loss) to	Income/(Loss) to
	Net Assets,	Reimbursements	Reimbursements	Average Net Assets	Average Net	Portfolio
	End of Period	to Average	to Average	before	Assets after	Turnover
Total Return(b)	(000)	Net Assets	Net Assets(c)	Reimbursements	Reimbursements	Rate

27.95%	$6,267	1.52%	1.25%	2.57%	2.84%	57%
(4.99%)	$5,438	1.55%	1.25%	1.71%	2.01%	64%
(0.04%)	$7,202	1.54%	1.25%	2.45%	2.74%	39%
(1.60%)	$9,761	1.46%	1.25%	1.68%	1.89%	31%
12.72%	$41,377	1.48%	1.25%	2.43%	2.66%	41%

26.92%	$1,387	2.27%	2.00%	1.93%	2.20%	57%
(5.71%)	$1,084	2.29%	2.00%	0.92%	1.21%	64%
(0.70%)	$2,556	2.29%	2.00%	1.80%	2.09%	39%
(2.34%)	$3,047	2.21%	2.00%	1.55%	1.76%	31%
11.90%	$2,902	2.22%	2.00%	1.59%	1.82%	41%

28.24%	$188,481	1.27%	1.00%	2.86%	3.13%	57%
(4.81%)	$137,044	1.30%	1.00%	1.99%	2.29%	64%
0.34%	$148,416	1.29%	1.00%	2.71%	3.00%	39%
(1.34%)	$234,350	1.22%	1.00%	2.60%	2.82%	31%
13.02%	$194,201	1.22%	1.00%	2.53%	2.75%	41%

27.28%	$12	1.77%	1.75%	2.28%	2.30%	57%
(5.55%)	$13	1.80%	1.75%	1.49%	1.54%	64%
(0.43%)	$14	1.80%	1.75%	2.41%	2.46%	39%
(2.03%)	$11	1.71%	1.71%	1.52%	1.52%	31%
12.17%	$66	1.72%	1.72%	2.12%	2.12%	41%

27.70%	$4	1.54%	1.50%	2.56%	2.60%	57%
(5.24%)	$4	1.54%	1.50%	1.51%	1.55%	64%
(0.19%)	$45	1.54%	1.50%	2.57%	2.61%	39%
(1.80%)	$62	1.46%	1.46%	1.97%	1.97%	31%
12.52%	$121	1.47%	1.47%	2.35%	2.35%	41%

See Notes to Financial Statements.
Annual Report | June 30, 2021	49

Cullen Funds Trust

			Net Realized and		Distributions	Distributions
	Net Asset Value		Unrealized	Total from	from	from Net
	Beginning of	Net Investment	Gain/(Loss)	Investment	Net Investment	Realized	Total	Net Asset Value
Year End	Period	Income/(Loss)(a)	on Investments	Operations	Income	Capital Gains	Distributions	End of Period

Cullen High Dividend Equity Fund
Retail
6/30/2021	$14.07	0.37	4.26	4.63	(0.37)	(1.24)	(1.61)	$17.09
6/30/2020	$16.91	0.37	(2.13)	(1.76)	(0.37)	(0.71)	(1.08)	$14.07
6/30/2019	$17.68	0.38	1.08	1.46	(0.37)	(1.86)	(2.23)	$16.91
6/30/2018	$18.61	0.38	0.52	0.90	(0.37)	(1.46)	(1.83)	$17.68
6/30/2017	$17.56	0.40	1.53	1.93	(0.41)	(0.47)	(0.88)	$18.61
Class C
6/30/2021	$13.87	0.25	4.21	4.46	(0.27)	(1.24)	(1.51)	$16.82
6/30/2020	$16.69	0.25	(2.10)	(1.85)	(0.26)	(0.71)	(0.97)	$13.87
6/30/2019	$17.50	0.25	1.05	1.30	(0.25)	(1.86)	(2.11)	$16.69
6/30/2018	$18.46	0.24	0.52	0.76	(0.26)	(1.46)	(1.72)	$17.50
6/30/2017	$17.44	0.27	1.51	1.78	(0.29)	(0.47)	(0.76)	$18.46
Class I
6/30/2021	$14.07	0.41	4.28	4.69	(0.41)	(1.24)	(1.65)	$17.11
6/30/2020	$16.92	0.41	(2.14)	(1.73)	(0.41)	(0.71)	(1.12)	$14.07
6/30/2019	$17.69	0.42	1.08	1.50	(0.41)	(1.86)	(2.27)	$16.92
6/30/2018	$18.62	0.43	0.52	0.95	(0.42)	(1.46)	(1.88)	$17.69
6/30/2017	$17.57	0.45	1.52	1.97	(0.45)	(0.47)	(0.92)	$18.62
Class R1
6/30/2021	$11.79	0.24	3.53	3.77	(0.25)	(1.24)	(1.49)	$14.07
6/30/2020	$14.34	0.24	(1.78)	(1.54)	(0.30)	(0.71)	(1.01)	$11.79
6/30/2019	$15.35	0.26	0.89	1.15	(0.30)	(1.86)	(2.16)	$14.34
6/30/2018	$16.39	0.25	0.47	0.72	(0.30)	(1.46)	(1.76)	$15.35
6/30/2017	$15.57	0.30	1.32	1.62	(0.33)	(0.47)	(0.80)	$16.39
Class R2
6/30/2021	$11.99	0.28	3.60	3.88	(0.28)	(1.24)	(1.52)	$14.35
6/30/2020	$14.57	0.28	(1.82)	(1.54)	(0.33)	(0.71)	(1.04)	$11.99
6/30/2019	$15.55	0.29	0.92	1.21	(0.33)	(1.86)	(2.19)	$14.57
6/30/2018	$16.57	0.27	0.50	0.77	(0.33)	(1.46)	(1.79)	$15.55
6/30/2017	$15.73	0.32	1.35	1.67	(0.36)	(0.47)	(0.83)	$16.57

(a)	Average share method used.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return calculated for a period of less than one year is not annualized. Total return would have been lower if certain fees had not been waived and expenses reimbursed by the Advisor.
(c)	Expense ratios after reimbursements do not reflect acquired fund fees and expenses.

See Notes to Financial Statements.
50	www.cullenfunds.com

Financial Highlights
For a Share Outstanding Throughout Periods Presented

				Ratio of Net	Ratio of Net
		Ratio of	Ratio of	Investment	Investment
		Expenses Before	Expenses After	Income/(Loss) to	Income/(Loss) to
	Net Assets,	Reimbursements	Reimbursements	Average Net Assets	Average Net	Portfolio
	End of Period	to Average	to Average	before	Assets after	Turnover
Total Return(b)	(000)	Net Assets	Net Assets(c)	Reimbursements	Reimbursements	Rate

35.10%	$129,052	1.34%	1.00%	2.04%	2.38%	40%
(11.27%)	$122,691	1.33%	1.00%	1.99%	2.32%	41%
9.74%	$180,108	1.32%	1.00%	1.88%	2.20%	41%
4.61%	$203,509	1.32%	1.00%	1.69%	2.01%	16%
11.35%	$339,568	1.32%	1.00%	1.93%	2.24%	20%

34.16%	$35,626	2.09%	1.75%	1.30%	1.64%	40%
(11.94%)	$35,533	2.08%	1.75%	1.24%	1.57%	41%
8.88%	$54,940	2.07%	1.75%	1.12%	1.44%	41%
3.85%	$62,291	2.07%	1.75%	0.95%	1.27%	16%
10.51%	$87,142	2.07%	1.75%	1.18%	1.50%	20%

35.58%	$995,683	1.09%	0.75%	2.29%	2.63%	40%
(11.10%)	$915,992	1.08%	0.75%	2.24%	2.57%	41%
10.02%	$1,364,116	1.07%	0.75%	2.13%	2.45%	41%
4.87%	$1,426,692	1.07%	0.75%	1.96%	2.28%	16%
11.63%	$1,405,326	1.07%	0.75%	2.18%	2.50%	20%

34.49%	$733	1.59%	1.50%	1.79%	1.88%	40%
(11.72%)	$560	1.58%	1.50%	1.76%	1.84%	41%
9.14%	$646	1.57%	1.50%	1.70%	1.77%	41%
4.09%	$374	1.57%	1.50%	1.46%	1.53%	16%
10.81%	$496	1.57%	1.50%	1.85%	1.92%	20%

34.83%	$1,036	1.35%	1.25%	2.04%	2.14%	40%
(11.53%)	$920	1.58%	1.25%	1.75%	2.08%	41%
9.45%	$1,191	1.57%	1.25%	1.64%	1.96%	41%
4.38%	$1,179	1.57%	1.25%	1.29%	1.61%	16%
11.04%	$3,604	1.57%	1.25%	1.67%	1.98%	20%

See Notes to Financial Statements.
Annual Report | June 30, 2021	51

Cullen Funds Trust

			Net Realized and		Distributions		Distributions
	Net Asset Value		Unrealized	Total from	from		from Net
	Beginning of	Net Investment	Gain/(Loss)	Investment	Net Investment		Realized	Total	Net Asset Value
Year End	Period	Income/(Loss)(a)	on Investments	Operations	Income		Capital Gains	Distributions	End of Period

Cullen Small Cap Value Fund
Retail
6/30/2021	$9.40	0.01	6.57	6.58	–		–	–	$15.98
6/30/2020	$11.36	0.05	(1.65)	(1.60)	(0.03)		(0.33)	(0.36)	$9.40
6/30/2019	$12.35	(0.02)	(0.36)	(0.38)	–		(0.61)	(0.61)	$11.36
6/30/2018	$13.88	(0.07)	0.98	0.91	–		(2.44)	(2.44)	$12.35
6/30/2017	$11.56	(0.04)	2.44	2.40	(0.00	)(g)	(0.08)	(0.08)	$13.88
Class C
6/30/2021	$8.56	(0.08)	5.95	5.87	–		–	–	$14.43
6/30/2020	$10.41	(0.02)	(1.50)	(1.52)	–		(0.33)	(0.33)	$8.56
6/30/2019	$11.46	(0.10)	(0.34)	(0.44)	–		(0.61)	(0.61)	$10.41
6/30/2018	$13.14	(0.16)	0.92	0.76	–		(2.44)	(2.44)	$11.46
6/30/2017	$11.03	(0.14)	2.33	2.19	–		(0.08)	(0.08)	$13.14
Class I
6/30/2021	$9.68	0.05	6.75	6.80	(0.03)		–	(0.03)	$16.45
6/30/2020	$11.66	0.08	(1.69)	(1.61)	(0.04)		(0.33)	(0.37)	$9.68
6/30/2019	$12.63	0.01	(0.37)	(0.36)	–		(0.61)	(0.61)	$11.66
6/30/2018	$14.11	(0.04)	1.00	0.96	–		(2.44)	(2.44)	$12.63
6/30/2017	$11.73	(0.01)	2.48	2.47	(0.01)		(0.08)	(0.09)	$14.11
Cullen Value Fund
Retail
6/30/2021	$13.87	0.25	3.99	4.24	(0.25)		(2.01)	(2.26)	$15.85
6/30/2020	$16.56	0.26	(0.93)	(0.67)	(0.28)		(1.74)	(2.02)	$13.87
6/30/2019	$15.35	0.23	1.21	1.44	(0.23)		–	(0.23)	$16.56
6/30/2018	$15.30	0.20	1.03	1.23	(0.19)		(0.99)	(1.18)	$15.35
6/30/2017	$13.46	0.20	1.96	2.16	(0.22)		(0.10)	(0.32)	$15.30
Class C
6/30/2021	$13.85	0.12	4.00	4.12	(0.14)		(2.01)	(2.15)	$15.82
6/30/2020	$16.55	0.15	(0.93)	(0.78)	(0.18)		(1.74)	(1.92)	$13.85
6/30/2019	$15.34	0.12	1.20	1.32	(0.11)		–	(0.11)	$16.55
6/30/2018	$15.28	0.09	1.04	1.13	(0.08)		(0.99)	(1.07)	$15.34
6/30/2017	$13.44	0.09	1.95	2.04	(0.10)		(0.10)	(0.20)	$15.28
Class I
6/30/2021	$13.84	0.28	3.98	4.26	(0.29)		(2.01)	(2.30)	$15.80
6/30/2020	$16.55	0.31	(0.93)	(0.62)	(0.35)		(1.74)	(2.09)	$13.84
6/30/2019	$15.34	0.27	1.21	1.48	(0.27)		–	(0.27)	$16.55
6/30/2018	$15.29	0.24	1.03	1.27	(0.23)		(0.99)	(1.22)	$15.34
6/30/2017	$13.44	0.24	1.96	2.20	(0.25)		(0.10)	(0.35)	$15.29

(a)	Average share method used.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return calculated for a period of less than one year is not annualized. Total return would have been lower if certain fees had not been waived and expenses reimbursed by the Advisor.
(c)	Expense ratios after reimbursements do not reflect acquired fund fees and expenses.

See Notes to Financial Statements.
52	www.cullenfunds.com

Financial Highlights
For a Share Outstanding Throughout Periods Presented

					Ratio of Net		Ratio of Net
		Ratio of		Ratio of	Investment		Investment
		Expenses Before		Expenses After	Income/(Loss) to		Income/(Loss) to
	Net Assets,	Reimbursements		Reimbursements	Average Net Assets		Average Net	Portfolio
	End of Period	to Average		to Average	before		Assets after	Turnover
Total Return(b)	(000)	Net Assets		Net Assets(c)	Reimbursements		Reimbursements	Rate

70.00%	$637	4.87%		1.25%	(3.55%)		0.07%	70%
(14.79%)	$267	7.38%		1.25%	(5.65%)		0.48%	111%
(2.28%)	$415	7.67	%(d)(e)	1.25%	(6.63	%)(d)(f)	(0.21%)	140%
7.38%	$440	8.02%		1.25%	(7.34%)		(0.57%)	34%
20.81%	$471	6.05%		1.25%	(5.10%)		(0.30%)	85%

68.57%	$336	5.96%		2.00%	(4.62%)		(0.66%)	70%
(15.32%)	$399	7.22%		2.00%	(5.49%)		(0.27%)	111%
(3.01%)	$58	8.30	%(d)(e)	2.00%	(7.26	%)(d)(f)	(0.96%)	140%
6.56%	$55	8.79%		2.00%	(8.11%)		(1.32%)	34%
19.89%	$65	6.94%		2.00%	(6.02%)		(1.09%)	85%

70.34%	$7,817	4.72%		1.00%	(3.38%)		0.34%	70%
(14.49%)	$3,570	7.57%		1.00%	(5.80%)		0.77%	111%
(2.07%)	$3,810	7.50	%(d)(e)	1.00%	(6.45	%)(d)(f)	0.05%	140%
7.62%	$3,684	7.81%		1.00%	(7.13%)		(0.32%)	34%
21.11%	$3,314	5.88%		1.00%	(4.96%)		(0.08%)	85%

33.12%	$2,231	2.31%		1.00%	0.34%		1.65%	40%
(5.38%)	$1,358	2.25%		1.00%	0.50%		1.75%	18%
9.48%	$792	1.97	%(d)(h)	1.00%	0.49	%(d)(i)	1.46%	5%
7.97%	$626	2.04%		1.00%	0.24%		1.28%	2%
16.19%	$595	1.99%		1.00%	0.43%		1.42%	18%

32.18%	$596	3.05%		1.75%	(0.49%)		0.81%	40%
(6.11%)	$360	2.93%		1.75%	(0.20%)		0.98%	18%
8.64%	$404	2.65	%(d)(h)	1.75%	(0.13	%)(d)(i)	0.77%	5%
7.25%	$203	2.78%		1.75%	(0.49%)		0.54%	2%
15.30%	$445	2.74%		1.75%	(0.33%)		0.66%	18%

33.42%	$24,287	2.08%		0.75%	0.59%		1.92%	40%
(5.12%)	$21,644	1.88%		0.75%	0.84%		1.97%	18%
9.74%	$39,111	1.74	%(d)(h)	0.75%	0.73	%(d)(i)	1.72%	5%
8.25%	$35,213	1.80%		0.75%	0.47%		1.52%	2%
16.53%	$31,968	1.74%		0.75%	0.68%		1.67%	18%

(d)	In 2019, Custody fees were overstated due to an error in accounting. Due to the expense limitation agreements in place for each affected Fund, net asset values were not affected by this error and accordingly, management concluded the previously issued financial statements were not materially misstated. However, the Ratio of Expenses Before Reimbursements to Average Net Assets and Ratio of Net Investment Income/(Loss) to Average Net Assets before Reimbursements on the financial highlights were revised to reflect the corrected ratios.
(e)	Revised from 9.51% for Retail class, 10.29% for Class C and 9.30% for Class I.
(f)	Revised from (8.47%) for Retail class, (9.25%) for Class C and (8.25%) for Class I.
(g)	Less than $0.01.
(h)	Revised from 2.18% for Retail class, 2.94% for Class C and 1.93% for Class I.
(i)	Revised from 0.28% for Retail class, (0.42%) for Class C and 0.54% for Class I.

See Notes to Financial Statements.
Annual Report | June 30, 2021	53

Cullen Funds Trust

			Net Realized and		Distributions	Distributions
	Net Asset Value		Unrealized	Total from	from	from Net
	Beginning of	Net Investment	Gain/(Loss)	Investment	Net Investment	Realized	Return of	Total
Year End	Period	Income/(Loss)(a)	on Investments	Operations	Income	Capital Gains	Capital	Distributions

Cullen Emerging Markets High Dividend Fund
Retail
6/30/2021	$8.95	0.29	3.30	3.59	(0.24)	–	–	(0.24)
6/30/2020	$10.26	0.27	(1.23)	(0.96)	(0.35)	–	–	(0.35)
6/30/2019	$10.55	0.42	(0.35)	0.07	(0.36)	–	–	(0.36)
6/30/2018	$10.67	0.33	(0.05)	0.28	(0.40)	–	–	(0.40)
6/30/2017	$9.44	0.29	1.28	1.57	(0.34)	–	–	(0.34)
Class C
6/30/2021	$8.84	0.21	3.26	3.47	(0.17)	–	–	(0.17)
6/30/2020	$10.14	0.19	(1.21)	(1.02)	(0.28)	–	–	(0.28)
6/30/2019	$10.45	0.34	(0.35)	(0.01)	(0.30)	–	–	(0.30)
6/30/2018	$10.57	0.24	(0.05)	0.19	(0.31)	–	–	(0.31)
6/30/2017	$9.37	0.19	1.29	1.48	(0.28)	–	–	(0.28)
Class I
6/30/2021	$9.01	0.33	3.32	3.65	(0.27)	–	–	(0.27)
6/30/2020	$10.33	0.29	(1.23)	(0.94)	(0.38)	–	–	(0.38)
6/30/2019	$10.61	0.45	(0.35)	0.10	(0.38)	–	–	(0.38)
6/30/2018	$10.73	0.37	(0.07)	0.30	(0.42)	–	–	(0.42)
6/30/2017	$9.50	0.32	1.27	1.59	(0.36)	–	–	(0.36)
Cullen Enhanced Equity Income Fund
Retail
6/30/2021	$8.95	0.26	2.77	3.03	(0.26)	(0.28)	–	(0.54)
6/30/2020	$10.15	0.25	(0.86)	(0.61)	(0.32)	(0.06)	(0.21)	(0.59)
6/30/2019	$9.87	0.24	0.60	0.84	(0.25)	(0.31)	–	(0.56)
6/30/2018	$10.66	0.23	(0.27)	(0.04)	(0.26)	(0.49)	–	(0.75)
6/30/2017	$10.48	0.25	0.81	1.06	(0.28)	(0.60)	–	(0.88)
Class C
6/30/2021	$8.98	0.18	2.77	2.95	(0.22)	(0.24)	–	(0.46)
6/30/2020	$10.17	0.17	(0.85)	(0.68)	(0.28)	(0.05)	(0.18)	(0.51)
6/30/2019	$9.89	0.16	0.60	0.76	(0.21)	(0.27)	–	(0.48)
6/30/2018	$10.67	0.15	(0.26)	(0.11)	(0.24)	(0.43)	–	(0.67)
6/30/2017	$10.52	0.16	0.81	0.97	(0.26)	(0.56)	–	(0.82)
Class I
6/30/2021	$9.00	0.29	2.78	3.07	(0.26)	(0.30)	–	(0.56)
6/30/2020	$10.21	0.28	(0.88)	(0.60)	(0.32)	(0.07)	(0.22)	(0.61)
6/30/2019	$9.92	0.26	0.61	0.87	(0.26)	(0.32)	–	(0.58)
6/30/2018	$10.70	0.26	(0.27)	(0.01)	(0.27)	(0.50)	–	(0.77)
6/30/2017	$10.52	0.28	0.80	1.08	(0.28)	(0.62)	–	(0.90)

(a)	Average share method used.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return calculated for a period of less than one year is not annualized. Total return would have been lower if certain fees had not been waived and expenses reimbursed by the Advisor.
(c)	Expense ratios after reimbursements do not reflect acquired fund fees and expenses.

See Notes to Financial Statements.
54	www.cullenfunds.com

Financial Highlights
For a Share Outstanding Throughout Periods Presented

						Ratio of Net		Ratio of Net
			Ratio of		Ratio of	Investment		Investment
			Expenses Before		Expenses After	Income/(Loss) to		Income/(Loss) to
		Net Assets,	Reimbursements		Reimbursements	Average Net Assets		Average Net	Portfolio
Net Asset Value		End of Period	to Average		to Average	before		Assets after	Turnover
End of Period	Total Return(b)	(000)	Net Assets		Net Assets(c)	Reimbursements		Reimbursements	Rate

$12.30	40.49%	$9,819	1.52%		1.25%	2.35%		2.62%	80%
$8.95	(9.47%)	$10,199	1.49%		1.25%	2.51%		2.75%	70%
$10.26	0.66%	$15,576	1.43%		1.25%	4.01%		4.19%	77%
$10.55	2.48%	$14,749	1.52%		1.25%	2.59%		2.86%	48%
$10.67	16.96%	$16,755	1.57%		1.25%	2.58%		2.89%	52%

$12.14	39.51%	$1,869	2.27%		2.00%	1.65%		1.92%	80%
$8.84	(10.20%)	$1,467	2.24%		2.00%	1.75%		1.99%	70%
$10.14	(0.08%)	$2,039	2.18%		2.00%	3.22%		3.40%	77%
$10.45	1.71%	$2,412	2.28%		2.00%	1.85%		2.13%	48%
$10.57	16.02%	$2,999	2.31%		2.00%	1.67%		1.98%	52%

$12.39	40.91%	$289,113	1.27%		1.00%	2.71%		2.98%	80%
$9.01	(9.26%)	$237,242	1.24%		1.00%	2.73%		2.97%	70%
$10.33	0.93%	$332,377	1.18%		1.00%	4.22%		4.40%	77%
$10.61	2.72%	$393,127	1.28%		1.00%	2.93%		3.21%	48%
$10.73	17.14%	$304,710	1.32%		1.00%	2.84%		3.16%	52%

$11.44	34.77%	$2,395	1.81%		1.00%	1.72%		2.53%	139%
$8.95	(6.08%)	$1,899	1.94%		1.00%	1.66%		2.60%	170%
$10.15	8.69%	$2,243	1.86	%(d)(e)	1.00%	1.48	%(d)(f)	2.34%	192%
$9.87	(0.51%)	$2,064	2.05%		1.00%	1.17%		2.22%	157%
$10.66	10.59%	$1,932	3.83%		1.00%	(0.51%)		2.32%	154%

$11.47	33.66%	$6,590	2.55%		1.75%	0.96%		1.76%	139%
$8.98	(6.72%)	$4,311	2.67%		1.75%	0.88%		1.80%	170%
$10.17	7.86%	$5,216	2.56	%(d)(e)	1.75%	0.78	%(d)(f)	1.59%	192%
$9.89	(1.17%)	$4,961	2.80%		1.75%	0.42%		1.47%	157%
$10.67	9.66%	$2,540	4.57%		1.75%	(1.29%)		1.53%	154%

$11.51	35.09%	$70,940	1.54%		0.75%	1.96%		2.75%	139%
$9.00	(5.92%)	$39,697	1.68%		0.75%	1.91%		2.84%	170%
$10.21	9.03%	$44,980	1.64	%(d)(e)	0.75%	1.69	%(d)(f)	2.58%	192%
$9.92	(0.24%)	$39,675	1.80%		0.75%	1.42%		2.47%	157%
$10.70	10.79%	$20,080	3.50%		0.75%	(0.16%)		2.59%	154%

(d)	In 2019, Custody fees were overstated due to an error in accounting. Due to the expense limitation agreements in place for each affected Fund, net asset values were not affected by this error and accordingly, management concluded the previously issued financial statements were not materially misstated. However, the Ratio of Expenses Before Reimbursements to Average Net Assets and Ratio of Net Investment Income/(Loss) to Average Net Assets before Reimbursements on the financial highlights were revised to reflect the corrected ratios.
(e)	Revised from 2.03% for Retail class, 2.78% for Class C and 1.78% for Class I.
(f)	Revised from 1.31% for Retail class, 0.56% for Class C and 1.55% for Class I.

See Notes to Financial Statements.
Annual Report | June 30, 2021	55

Cullen Funds Trust	Notes to Financial Statements
June 30, 2021

1. ORGANIZATION

The Cullen Funds Trust (the “Trust”) is an open end management investment company created as a Delaware business trust on March 25, 2000 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently offers six separate series to investors: the Cullen International High Dividend Fund, the Cullen High Dividend Equity Fund, the Cullen Small Cap Value Fund, the Cullen Value Fund, the Cullen Emerging Markets High Dividend Fund and the Cullen Enhanced Equity Income Fund (each a “Fund” and collectively, the “Funds”). The Funds are open end, diversified management investment companies registered under the 1940 Act. The investment objectives of the Cullen International High Dividend Fund, the Cullen High Dividend Equity Fund, the Cullen Value Fund, the Cullen Emerging Markets High Dividend Fund and the Cullen Enhanced Equity Income Fund are long-term capital appreciation and current income. The investment objective of the Cullen Small Cap Value Fund is long-term capital appreciation.

The Trust offers Retail Class, Class C, Class I, Class R1 and Class R2 Shares, except the Cullen Value Fund, the Cullen Emerging Markets High Dividend Fund and the Cullen Enhanced Equity Income Fund, which offer only Retail Class, Class C and Class I shares. However, the Cullen Small Cap Value Fund has not experienced any subscriptions in Class R1 and R2 shares since inception. Each class of shares differs principally in its respective distribution expenses and shareholder servicing expenses. Each class of shares has identical rights to earnings, assets, and voting privileges, except for the class specific expenses and exclusive rights to vote on matters affecting only individual classes.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States (“GAAP”). Each Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946.

a)	Valuation of Securities – Securities that are primarily traded on a national or foreign securities exchange are valued at the last sales price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the National Association of Securities Dealers Automated Quotation (“NASDAQ”) National Market System for which market quotations are readily available are valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities are valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Money market mutual funds are valued at the net asset value (“NAV”) of shares held by the Funds on the day of valuation. Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Valuation Committee of the Funds’ Board of Trustees under supervision of the full Board. The values for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates at the time of valuation. Exchange rates are provided daily by recognized independent pricing agents.

b)	Option Contracts – Option contracts shall typically be valued using reliable market quotations from the primary exchange on which the respective options are traded on the day of valuation or, if there has been no trade on such day, at the mean between the bid and asked prices. Any options for which market quotations are not readily available are valued at fair value as determined in good faith by the Valuation Committee of the Funds’ Board of Trustees under supervision of the Board, which may include a Black-Scholes model, the Cox-Rubenstein Binomial Option Pricing Model, or other appropriate option pricing model deemed appropriate. As of June 30, 2021, all written option contracts held are exchange-traded.

c)	Participatory Notes/Warrants – The Funds may gain exposure to securities in certain foreign markets through investments in participatory notes (“P-notes”). The Funds may purchase P-notes pending ability to invest directly in a foreign market due to restrictions applicable to foreign investors or other market factors. P-notes are generally issued by banks or broker-dealers and are designed to offer a return linked to a particular underlying security. P-notes involve transaction costs, which may be higher than those applicable to the equity securities. An investment in a P-note may involve risks, including counterparty risk, beyond those normally associated with a direct investment in the underlying security. The Funds must rely on the creditworthiness of the counterparty and would have no rights against the issuer of the underlying security. Furthermore, the P-note’s performance may differ from that of the underlying security. The holder of the P-note is entitled to receive from the bank or broker-dealer an amount equal to dividends paid by the issuer of the underlying security; however, the holder is not entitled to the same rights (e.g. voting rights) as an owner of the underlying security. There is also no assurance that there will be a secondary trading market for a P-note or that the trading price of a P-note will equal the value of the underlying security. P-notes are generally valued based upon the value of a related underlying security that trades actively in the market.

d)	Portfolio securities that are primarily traded on foreign securities exchanges are generally valued at the last reported trade or closing price of such securities on their respective exchanges, except when an occurrence subsequent to the time a value was so established is likely to have changed such value. In such an event, the fair value of those securities is determined in good faith through consideration of other

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Cullen Funds Trust	Notes to Financial Statements
June 30, 2021

factors in accordance with procedures established by, and under the general supervision of, the Board of Trustees. The Funds use a fair valuation model provided by independent pricing vendors, which is intended to reflect fair value when a security’s value is believed to have been materially affected by a valuation event that has occurred between the close of the exchange or market on which the security is traded and the close of the regular trading day of the New York Stock Exchange (“NYSE”). The Funds’ procedures set forth certain triggers that instruct when to use the fair valuation model. The value assigned to a security by the fair valuation model is a determination of fair value made under the Funds’ valuation procedures and under the supervision of the Board of Trustees. In such a case, a Fund’s value for a security may be different from the last sales price (or the latest closing price) and there is no guarantee that a fair valued security will be sold at the price at which a Fund is valuing the security. In such a circumstance, the affected securities would be considered level 2 as discussed in (e) below.

e)	The Trust follows the authoritative guidance for fair value measurements. FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation approaches used to measure fair value.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	unadjusted quoted prices in active markets for identical securities.

Level 2 –	other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, interest rates, prepayment speeds, credit risk, etc.).

Level 3 –	significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments).

The Trust’s policy is to disclose transfers between levels based on valuations at the end of the reporting period. The portfolio may hold securities which are periodically fair valued in accordance with the Trust’s fair value procedures. This may result in movements between levels 1, 2 and 3 throughout the period. Pursuant to the Trust’s fair value procedures noted previously, equity securities (including exchange traded securities and open-end regulated investment companies), exchange traded derivatives (i.e. options) and money market instruments are generally categorized as level 1 securities in the fair value hierarchy. Fixed income securities and non-exchange traded derivatives are generally categorized as level 2 securities in the fair value hierarchy. Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees. Provided pre-defined triggers have been met, the Board of Trustees has approved independent pricing vendors that calculate fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets. These valuations are typically categorized as level 2 or level 3 securities in the fair value hierarchy.

Annual Report | June 30, 2021	57

Cullen Funds Trust	Notes to Financial Statements
June 30, 2021

The following is a summary of the inputs used as of June 30, 2021 in valuing each Fund’s assets carried at fair value:

	Level 1 - Unadjusted	Level 2 - Other Significant	Level 3 - Significant
Investments in Securities at Value(1)	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Cullen International High Dividend Fund
Common Stocks	$186,956,299	$–	$–	$186,956,299
Preferred Stock	4,814,076	–	–	4,814,076
Total	$191,770,375	$–	$–	$191,770,375

	Level 1 - Unadjusted	Level 2 - Other Significant	Level 3 - Significant
Investments in Securities at Value(1)	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Cullen High Dividend Equity Fund
Common Stocks	$1,142,933,112	$–	$–	$1,142,933,112
Total	$1,142,933,112	$–	$–	$1,142,933,112

	Level 1 - Unadjusted	Level 2 - Other Significant	Level 3 - Significant
Investments in Securities at Value(1)	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Cullen Small Cap Value Fund
Common Stocks	$8,794,777	$–	$–	$8,794,777
Total	$8,794,777	$–	$–	$8,794,777

	Level 1 - Unadjusted	Level 2 - Other Significant	Level 3 - Significant
Investments in Securities at Value(1)	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Cullen Value Fund
Common Stocks	$25,342,101	$–	$–	$25,342,101
Exchange-Traded Funds	507,682	–	–	507,682
Total	$25,849,783	$–	$–	$25,849,783

	Level 1 - Unadjusted	Level 2 - Other Significant	Level 3 - Significant
Investments in Securities at Value(1)	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Cullen Emerging Markets High Dividend Fund
Common Stocks	$279,658,185	$–	$–	$279,658,185
Participatory Notes(2)	–	13,079,822	–	13,079,822
Preferred Stock	3,272,418	–	–	3,272,418
Total	$282,930,603	$13,079,822	$–	$296,010,425

	Level 1 - Unadjusted	Level 2 - Other Significant	Level 3 - Significant
Investments in Securities at Value(1)	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Cullen Enhanced Equity Income Fund
Common Stocks	$72,836,082	$–	$–	$72,836,082
Exchange-Traded Funds	2,270,263	–	–	2,270,263
Total	$75,106,345	$–	$–	$75,106,345
Other Financial Instruments
Liabilities
Written Options	$(126,915)	–	–	$(126,915)
Total	$(126,915)	–	–	$(126,915)

(1)	For detailed descriptions of country, sector and/or industry, see the accompanying Schedule of Investments.
(2)	Participatory notes (P-notes) are generally valued based upon the value of a related underlying security that trades actively in the market and are classified as level 2 in the fair value hierarchy.

f)	Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid quarterly for the Cullen International High Dividend Fund, the Cullen Small Cap Value Fund, the Cullen Value Fund, the Cullen Emerging Markets High Dividend Fund and the Cullen Enhanced Equity Income Fund and monthly for the Cullen High Dividend Equity Fund. Distributions from realized capital gains, if any, are declared and paid at least annually.

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Cullen Funds Trust	Notes to Financial Statements
June 30, 2021

g)	Federal Income Taxes – The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and plan to distribute substantially all of their taxable income to their shareholders in a manner which results in no tax expense to the Funds. Therefore, no federal income or excise tax provision is recorded.

As of and during the year ended June 30, 2021, the Funds did not have a liability for any unrecognized tax benefits. The Funds file U.S. federal, state, and local tax returns as required. The Funds’ tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations which is generally three years after the filing of the tax return for federal purposes and four years for most state returns. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

h)	Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

i)	Guarantees and Indemnification – In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. Based on experience, however, the Funds expect the risk of loss to be remote.

j)	Income and Expenses – Within each Fund, dividend income is recognized on the ex-dividend date or as soon as information is available. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its respective net assets.

k)	Foreign Currency Transactions – The Funds isolate that portion of results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations in foreign exchange rates are included with the net realized and unrealized gain or loss from foreign currency related transactions. Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on each Fund’s accounts and the U.S. dollar equivalent of the amounts actually received or paid.

l)	Other – Investment and shareholder transactions are recorded on trade date. The Funds determine the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds on a specific identification cost basis.

The effect of derivative instruments on the Statements of Assets and Liabilities as of June 30, 2021:

	Liability Derivatives
	Statements of Assets and Liabilities Location	Fair Value
Cullen Enhanced Equity Income Fund
Equity Contracts (Written Options)	Written options, at value	$(126,915)
Total		$(126,915)

Annual Report | June 30, 2021	59

Cullen Funds Trust	Notes to Financial Statements
June 30, 2021

The effect of derivatives instruments on the Statements of Operations for the year ended June 30, 2021:

Change in
Unrealized
		Realized	Appreciation/
		Gain/(Loss)	(Depreciation)
		on Derivatives	on Derivatives
		Recognized	Recognized
Risk Exposure	Statements of Operations Location	in Income	in Income
Cullen Enhanced Equity Income Fund
Equity Contracts (Written Options)	Net realized gain/(loss) on written options/Net change in
	unrealized appreciation/(depreciation) on written options	$1,113,436	$(46,634)
Total		$1,113,436	$(46,634)

The Cullen Enhanced Equity Income Fund had the following monthly average written call option notional value during the year ended June 30, 2021:

Fund	Monthly Average Written Option Notional Value
Cullen Enhanced Equity Income Fund	$8,758,544

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Cullen Funds Trust	Notes to Financial Statements
June 30, 2021

3. CAPITAL SHARE TRANSACTIONS

Share transactions were as follows:

	Year Ended	Year Ended
	June 30, 2021	June 30, 2020
Cullen International High Dividend Fund
Retail
Shares sold	182,451	213,068
Dividends reinvested	14,011	19,872
Shares redeemed	(242,330)	(368,118)
Net decrease in shares outstanding	(45,868)	(135,178)
Class C
Shares sold	38,979	41,395
Dividends reinvested	2,285	4,856
Shares redeemed	(37,600)	(190,939)
Net increase/(decrease) in shares outstanding	3,664	(144,688)
Class I
Shares sold	4,860,548	5,083,060
Dividends reinvested	247,829	271,839
Shares redeemed	(3,491,543)	(5,303,724)
Net increase in shares outstanding	1,616,834	51,175
Class R1
Shares sold	140	181
Dividends reinvested	25	28
Shares redeemed	(519)	(160)
Net increase/(decrease) in shares outstanding	(354)	49
Class R2
Shares sold	13	34
Dividends reinvested	8	8
Shares redeemed	(26)	(3,728)
Net decrease in shares outstanding	(5)	(3,686)

Annual Report | June 30, 2021	61

Cullen Funds Trust	Notes to Financial Statements
June 30, 2021

	Year Ended	Year Ended
	June 30, 2021	June 30, 2020
Cullen High Dividend Equity Fund
Retail
Shares sold	712,292	1,424,783
Dividends reinvested	823,186	619,270
Shares redeemed	(2,707,522)	(3,973,130)
Net decrease in shares outstanding	(1,172,044)	(1,929,077)
Class C
Shares sold	151,369	247,469
Dividends reinvested	226,767	173,095
Shares redeemed	(821,678)	(1,149,895)
Net decrease in shares outstanding	(443,542)	(729,331)
Class I
Shares sold	10,611,234	12,986,884
Dividends reinvested	5,266,957	4,065,841
Shares redeemed	(22,751,005)	(32,595,673)
Net decrease in shares outstanding	(6,872,814)	(15,542,948)
Class R1
Shares sold	2,949	3,237
Dividends reinvested	6,084	3,364
Shares redeemed	(4,441)	(4,103)
Net increase in shares outstanding	4,592	2,498
Class R2
Shares sold	9,549	5,980
Dividends reinvested	7,811	5,479
Shares redeemed	(21,868)	(16,524)
Net decrease in shares outstanding	(4,508)	(5,065)

Cullen Small Cap Value Fund
Retail
Shares sold	83,073	12,413
Dividends reinvested	–	1,033
Shares redeemed	(71,580)	(21,563)
Net increase/(decrease) in shares outstanding	11,493	(8,117)
Class C
Shares sold	10,367	40,869
Dividends reinvested	–	167
Shares redeemed	(33,722)	–
Net increase/(decrease) in shares outstanding	(23,355)	41,036
Class I
Shares sold	307,330	53,150
Dividends reinvested	1,042	10,582
Shares redeemed	(201,933)	(21,641)
Net increase in shares outstanding	106,439	42,091

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Cullen Funds Trust	Notes to Financial Statements
June 30, 2021

	Year Ended	Year Ended
	June 30, 2021	June 30, 2020
Cullen Value Fund
Retail
Shares sold	47,482	46,171
Dividends reinvested	19,549	7,722
Shares redeemed	(24,229)	(3,758)
Net increase in shares outstanding	42,802	50,135
Class C
Shares sold	26,446	–
Dividends reinvested	1,682	2,015
Shares redeemed	(16,430)	(464)
Net increase in shares outstanding	11,698	1,551
Class I
Shares sold	65,500	127,113
Dividends reinvested	247,137	220,143
Shares redeemed	(340,181)	(1,145,456)
Net decrease in shares outstanding	(27,544)	(798,200)

Cullen Emerging Markets High Dividend Fund
Retail
Shares sold	220,558	538,348
Dividends reinvested	18,212	48,846
Shares redeemed	(580,759)	(965,370)
Net decrease in shares outstanding	(341,989)	(378,176)
Class C
Shares sold	6,133	20
Dividends reinvested	2,382	5,600
Shares redeemed	(20,538)	(40,853)
Net decrease in shares outstanding	(12,023)	(35,233)
Class I
Shares sold	8,635,167	7,384,309
Dividends reinvested	553,473	1,141,456
Shares redeemed	(12,192,529)	(14,365,058)
Net decrease in shares outstanding	(3,003,889)	(5,839,293)

Cullen Enhanced Equity Income Fund
Retail
Shares sold	56,293	101,021
Dividends reinvested	10,179	13,535
Shares redeemed	(69,257)	(123,256)
Net decrease in shares outstanding	(2,785)	(8,700)
Class C
Shares sold	210,853	77,872
Dividends reinvested	14,071	17,256
Shares redeemed	(130,741)	(127,468)
Net increase/(decrease) in shares outstanding	94,183	(32,340)
Class I
Shares sold	2,401,274	1,995,609
Dividends reinvested	246,528	232,352
Shares redeemed	(895,054)	(2,224,620)
Net increase in shares outstanding	1,752,748	3,341

Annual Report | June 30, 2021	63

Cullen Funds Trust	Notes to Financial Statements
June 30, 2021

4. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term investments, for the year ended June 30, 2021 were as follows:

		Proceeds from Sales of
Fund	Purchases of Securities	Securities
Cullen International High Dividend Fund	$113,787,240	$94,251,618
Cullen High Dividend Equity Fund	422,668,613	637,351,926
Cullen Small Cap Value Fund	6,001,009	4,802,999
Cullen Value Fund	9,696,807	13,493,018
Cullen Emerging Markets High Dividend Fund	208,248,402	238,014,188
Cullen Enhanced Equity Income Fund	94,027,062	76,827,811

5. FEDERAL TAX INFORMATION

As of June 30, 2021, the components of accumulated earnings (losses) on a tax basis were as follows:

	Undistributed Net	Accumulated Net
	Investment	Realized	Unrealized
	Income/(Loss)	Gain/(Loss)	Appreciation/(Depreciation)	Total
Cullen International High Dividend Fund	$529,692	$(32,934,556)	$47,424,890	$15,020,026
Cullen High Dividend Equity Fund	8,130,193	75,489,835	537,916,962	621,536,990
Cullen Small Cap Value Fund	8,509	550,598	2,597,518	3,156,625
Cullen Value Fund	954,019	705,426	11,592,483	13,251,928
Cullen Emerging Markets High Dividend Fund	–	(65,678,590)	76,077,011	10,398,421
Cullen Enhanced Equity Income Fund	702,299	–	5,585,557	6,287,856

As of June 30, 2021 the costs of investments for federal tax purposes and accumulated net unrealized appreciation/(depreciation) in investments were as follows:

	Gross	Gross			Cost of
	Appreciation	Depreciation	Net		Investments for
	(excess of value	(excess of tax	Appreciation/(Depreciation)	Net Unrealized	Income Tax
	over tax cost)	cost over value)	of Foreign Currency	Appreciation/(Depreciation)	Purposes*
Cullen International High Dividend Fund	$49,088,804	$(1,685,574)	$21,660	$47,424,890	$144,367,145
Cullen High Dividend Equity Fund	538,161,371	(241,566)	(2,843)	537,916,962	605,013,307
Cullen Small Cap Value Fund	2,710,207	(112,690)	1	2,597,518	6,197,260
Cullen Value Fund	11,592,483	–	–	11,592,483	14,257,300
Cullen Emerging Markets High Dividend Fund	81,086,620	(5,002,411)	(7,198)	76,077,011	219,926,216
Cullen Enhanced Equity Income Fund	6,452,243	(866,397)	(289)	5,585,557	69,509,064

*	Represents cost for federal income tax purposes and differs from the cost for financial reporting purposes due to various book-to-tax differences. Those differences primarily relate to wash sale and passive foreign investment company adjustments for the Funds.

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Cullen Funds Trust	Notes to Financial Statements
June 30, 2021

The Funds may periodically make reclassifications among certain of their capital accounts as a result of the recognition and characterization of certain income and capital gain distributions determined annually in accordance with federal tax regulations, which may differ from GAAP. These principles require that permanent financial reporting and tax differences be reclassified in the capital accounts. For the Funds’ most recent year end, as a result of permanent book-to-tax differences arising primarily from the treatment of foreign currency, passive foreign investment companies, taxable overdistribution and the use of tax equalization, reclassification adjustments were made to increase (decrease) the amounts listed below:

		Undistributed Net
		Investment Income/(Loss)
		and Accumulated Net
Fund	Paid-in Capital	Realized Gain/(Loss)
Cullen High Dividend Equity Fund	$13,133,591	$(13,133,591)
Cullen Small Cap Value Fund	(909)	909
Cullen Emerging Markets High Dividend Fund	719,295	(719,295)
Cullen Enhanced Equity Income Fund	37,936	(37,936)

At June 30, 2021, the following Funds had capital loss carryforwards which will reduce each Fund’s taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code (the “Code”) and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax.

The Cullen International High Dividend Fund and Cullen Emerging Markets High Dividend Fund used capital loss carryovers during the year ended June 30, 2021 in the amount of $9,166,526 and 7,715,133 respectively.

Under current law, capital losses maintain their character as short-term or long-term and are carried forward to the next tax year without expiration. As of the current fiscal year end, the following amounts are available as carry forwards to the next tax year:

No Expiration
Fund	Short-Term	Total
Cullen International High Dividend Fund	$32,934,556	$32,934,556
Cullen High Dividend Equity Fund	–	–
Cullen Small Cap Value Fund	–	–
Cullen Value Fund	–	–
Cullen Emerging Markets High Dividend Fund	65,678,590	65,678,591
Cullen Enhanced Equity Income Fund	–	–

The tax composition of dividends paid during the year ended June 30, 2021 was as follows:

		Long-Term Capital
Fund	Ordinary Income	Gain
Cullen International High Dividend Fund	$5,203,456	$–
Cullen High Dividend Equity Fund	27,782,665	82,668,138
Cullen Small Cap Value Fund	12,981	–
Cullen Value Fund	617,451	3,098,112
Cullen Emerging Markets High Dividend Fund	6,595,559	–
Cullen Enhanced Equity Income Fund	3,212,850	–

Annual Report | June 30, 2021	65

Cullen Funds Trust	Notes to Financial Statements
June 30, 2021

The tax composition of dividends paid during the year ended June 30, 2020 was as follows:

	Long-Term Capital
Fund	Ordinary Income	Gain	Return of Capital
Cullen International High Dividend Fund	$4,918,379	$–	$–
Cullen High Dividend Equity Fund	34,678,075	63,245,661	–
Cullen Small Cap Value Fund	49,114	95,374	–
Cullen Value Fund	656,816	2,977,428	–
Cullen Emerging Markets High Dividend Fund	11,925,035	–	–
Cullen Enhanced Equity Income Fund	1,672,968	–	1,231,315

6. INVESTMENT ADVISORY AND OTHER AGREEMENTS

The Trust has an agreement with Cullen Capital Management, LLC (the “Investment Advisor”), with which certain officers and trustees of the Trust are affiliated, to furnish investment advisory services to the Funds. Under the terms of the agreement, the Funds will compensate the Investment Advisor for its management services at the annual rate of 1.00% of each Fund’s average daily net assets. Through October 31, 2021, the Investment Advisor has agreed to absorb expenses to the extent that the Cullen International High Dividend Fund’s total annual operating expenses (excluding taxes and acquired funds fees and expenses) exceed 1.25%, 2.00%, 1.00%, 1.75% and 1.50% of the Retail Class, Class C, Class I, Class R1 and Class R2 net assets, respectively; the Cullen High Dividend Equity Fund’s total annual operating expenses (excluding taxes and acquired funds fees and expenses) exceed 1.00%, 1.75%, 0.75%, 1.50% and 1.25% of the Retail Class, Class C, Class I, Class R1 and Class R2 net assets, respectively; and the Cullen Small Cap Value Fund’s total annual operating expenses (excluding taxes and acquired funds fees and expenses) exceed 1.25%, 2.00%, 1.00%, 1.75% and 1.50% of the Retail Class, Class C, Class I, Class R1 and Class R2 net assets, respectively; the Cullen Value Fund’s total annual operating expenses (excluding taxes and acquired funds fees and expenses) exceed 1.00%, 1.75% and 0.75% of the Retail Class, Class C and Class I net assets, respectively; the Cullen Emerging Markets High Dividend Fund’s total annual operating expenses (excluding taxes and acquired funds fees and expenses) exceed 1.25%, 2.00% and 1.00% of the Retail Class, Class C, and Class I net assets, respectively; and the Cullen Enhanced Equity Income Fund’s total annual operating expenses (excluding taxes and acquired funds fees and expenses) exceed 1.00%, 1.75% and 0.75% of the Retail Class, Class C and Class I net assets, respectively. For a period of three years after the year in which the Investment Advisor reimburses expenses, the Investment Advisor may seek reimbursement on a class-by-class basis from the respective Fund to the extent that total annual individual Fund operating expenses are less than the expense limitation in effect at the time of the reimbursement.

66	www.cullenfunds.com

Cullen Funds Trust	Notes to Financial Statements
June 30, 2021

As of June 30, 2021, reimbursed expenses for each Fund subject to potential recovery by year of expiration are as follows:

	Expiring June 30,
Fund/Class	2022	2023	2024
Cullen International High Dividend Fund
Retail	$23,838	$18,401	$14,679
Class C	8,188	6,277	3,109
Class I	547,846	417,603	450,232
Class R1	6	7	3
Class R2	27	2	2
Total	$579,905	$442,290	$468,025

Cullen High Dividend Equity Fund
Retail	$589,880	$508,920	$417,669
Class C	182,163	156,076	117,996
Class I	4,434,785	3,886,846	3,143,828
Class R1	319	480	564
Class R2	3,882	3,332	945
Total	$5,211,029	$4,555,654	$3,681,002

Cullen Small Cap Value Fund
Retail	$33,957	$19,199	$24,890
Class C	4,740	4,374	14,222
Class I	302,130	250,340	227,747
Total	$340,827	$273,913	$266,859

Cullen Value Fund
Retail	$9,085	$12,692	$24,262
Class C	3,850	4,566	4,266
Class I	431,378	347,984	309,438
Total	$444,313	$365,242	$337,966

Cullen Emerging Markets High Dividend Fund
Retail	$26,735	$31,944	$26,960
Class C	3,864	4,422	4,441
Class I	644,374	718,933	701,345
Total	$674,973	$755,299	$732,746

Cullen Enhanced Equity Income Fund
Retail	$20,624	$20,282	$16,642
Class C	53,061	45,707	40,315
Class I	429,931	373,623	405,839
Total	$503,616	$439,612	$462,796

ALPS Fund Services, Inc. serves as the Funds’ administrator and fund accountant. Brown Brothers Harriman serves as the Funds’ custodian.

Annual Report | June 30, 2021	67

Cullen Funds Trust	Notes to Financial Statements
June 30, 2021

7. DISTRIBUTION PLAN

The Funds have adopted a Service and Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan authorizes payments by the Funds in connection with the distribution of shares at an annual rate, as determined from time to time by the Board of Trustees, of up to 0.25%, 1.00%, 0.50% and 0.25% of the average daily net assets of Retail Class, Class C, Class R1, and Class R2, respectively. Amounts paid under the Plan to the Funds’ distributor, ALPS Distributors, Inc., compensate the distributor for any activities or expenses primarily intended to result in the sale of shares of the Funds. This may include, but is not limited to, advertising, compensation for sales and marketing activities of financial institutions and others such as dealers and distributors, shareholder account servicing, the printing and mailing of prospectuses to other than current shareholders and the printing and mailing of sales literature. The expenses of the Plan are reflected as distribution fees in the Statement of Operations.

8. SHAREHOLDER SERVICES FEE

The Trust has adopted a Shareholder Servicing Plan (the “Servicing Plan”) with respect to the Funds’ Class R1 and Class R2 shares. For providing certain account administration services to participants in retirement plans that are beneficial owners of such shares, the Servicing Plan authorizes each Fund to compensate plan administrators or other intermediaries up to 0.25% of the average daily net assets of Class R1 and Class R2. The expenses of the Servicing Plan are reflected as shareholder services fees in the Statement of Operations.

9. FOREIGN INVESTMENT RISK

The Trust invests in securities traded on exchanges outside the United States. Further, each Fund invests in securities issued by companies domiciled outside the United States, which may be subject to political, social and economic uncertainty to a greater extent and may also be affected by currency controls; different accounting, auditing, financial reporting, and legal standards and practices in some countries; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends.

10. SIGNIFICANT SHAREHOLDERS

At June 30, 2021, the Cullen Small Cap Value Fund had two affiliated shareholders who held 45.56% and 8.86% of the Fund’s outstanding shares, the Cullen Value Fund had two affiliated shareholders who held 33.57% and 10.61% of the Fund’s outstanding shares, and the Cullen Enhanced Equity Income Fund had one affiliated shareholder who held 6.11% of the Fund’s outstanding shares. Investment activities of these shareholders could have a material effect on the respective Funds.

68	www.cullenfunds.com

Cullen Funds Trust	Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Cullen Funds Trust and Shareholders of Cullen International High Dividend Fund, Cullen High Dividend Equity Fund, Cullen Small Cap Value Fund, Cullen Value Fund, Cullen Emerging Markets High Dividend Fund and Cullen Enhanced Equity Income Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Cullen International High Dividend Fund, Cullen High Dividend Equity Fund, Cullen Small Cap Value Fund, Cullen Value Fund, Cullen Emerging Markets High Dividend Fund and Cullen Enhanced Equity Income Fund (constituting Cullen Funds Trust, hereafter collectively referred to as the “Funds”) as of June 30, 2021, the related statements of operations for the year ended June 30, 2021, the statements of changes in net assets for each of the two years in the period ended June 30, 2021, including the related notes, and the financial highlights for each of the five years in the period ended June 30, 2021 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of June 30, 2021, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended June 30, 2021 and each of the financial highlights for each of the five years in the period ended June 30, 2021 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of June 30, 2021 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Denver, Colorado

August 27, 2021

We have served as the auditor of one or more investment companies in Cullen Funds Trust since 2000.

Annual Report | June 30, 2021	69

Cullen Funds Trust	Additional Information
June 30, 2021 (Unaudited)

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report may be distributed to others only if preceded or accompanied by a current prospectus. The Funds are distributed by ALPS Distributors, Inc., a member of the FINRA.

How to Obtain a Copy of the Funds Proxy Voting Policy

A description of the policies and procedures that the Funds uses to determine how to vote proxies relating to portfolio securities is available (1) without charge upon request by calling 1-877-485-8586; (2) at www.cullenfunds.com; and (3) on the U.S. Securities and Exchange Commission’s website at www.sec.gov. The Funds’ proxy voting record is available on the SEC’s website at www.sec.gov no later than August 31 for the prior 12 months ended June 30.

Quarterly Filings on Form N-PORT

The Funds files their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Funds’ Form N-PORT is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Information included in the Funds’ N-PORT will also be available upon request by calling 1-877-485-8586.

Funds’ Liquidity Risk Management Program

Pursuant to Rule 22e-4 under the 1940 Act, Cullen Funds Trust has adopted a liquidity risk management program (“Program”) with respect to the Trust and each series of the Fund (each, a “Fund”). The Program’s principal objectives include assessing, managing and periodically reviewing each Fund’s liquidity risk. Liquidity risk is defined as the risk that a Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund.

The Board of Trustees has appointed Cullen Capital Management LLC (the “Investment Adviser”) as the program administrator for the Trust’s Program. At the February 11, 2021 meeting of the Board of Trustees, the Investment Adviser provided the Board with a report addressing the operations of the program and assessing its adequacy and effectiveness of implementation for the period July 1, 2020, through June 30, 2021. Among other things, such report noted that:

•	each Fund had sufficient liquidity to both meet redemptions and operate effectively on behalf of shareholders;
•	there were no material changes to the Program during the period;
•	the implementation of the Program was effective to manage each Fund’s liquidity risk; and
•	the Program operated adequately during the period.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to each Fund’s prospectus for more information regarding each Fund’s exposure to liquidity risk and other principal risks to which an investment in any of the Funds may be subject.

Unaudited Section Tax Designations

Pursuant to Section 852(b)(3) of the Internal Revenue Code, Cullen Value Fund designates $3,098,112 and Cullen High Dividend Equity Fund designates $82,668,138 as long-term capital gain distributions. For Cullen High Dividend Equity Fund, $13,133,591; Cullen Enhanced Equity Income Fund, $12,089 and Cullen Emerging Markets High Dividend Fund, $716,880 of earnings and profits were distributed to shareholders on redemptions for the fiscal year ended June 30, 2021.

The Funds designate the following as percentages of taxable ordinary income distributions, up to maximum amount allowable, for the calendar year ended December 31, 2020:

	Dividends Received Deduction	Qualified Dividend Income Percentage
Cullen International High Dividend Fund	22.69%	100.00%
Cullen High Dividend Equity Fund	100.00%	100.00%
Cullen Small Cap Value Fund	100.00%	100.00%
Cullen Value Fund	96.32%	100.00%
Cullen Emerging Markets High Dividend Fund	5.34%	72.52%
Cullen Enhanced Equity Income Fund	53.07%	56.45%

70	www.cullenfunds.com

Cullen Funds Trust	Additional Information
June 30, 2021 (Unaudited)

In early 2020, if applicable, shareholders of record received this information for the distributions paid to them by the Funds during the calendar year 2019 via Form 1099. The Funds will notify shareholders in early 2022 of amounts paid to them by the Funds, if any, during the calendar year 2021.

The Funds designate the following for federal income tax purposes for the year ended June 30, 2021:

	Foreign Taxes Paid	Foreign Source income
Cullen International High Dividend Fund	730,582	8,097,618
Cullen Emerging Markets High Dividend Fund	439,072	9,305,091

Annual Report | June 30, 2021	71

Cullen Funds Trust	Board of Trustees
June 30, 2021 (Unaudited)

INTERESTED TRUSTEE
Other
		Term of Office		No. of Funds	Directorships
Name, Address	Position(s)	and Length of		in Complex	held by
and Year of Birth	Held with Trust	Time Served**	Principal Occupation(s) During Past 5 Years	Overseen	Trustees

James P. Cullen*+ Cullen Capital Management LLC 645 Fifth Avenue New York, NY 10022 Born: 1938	Trustee and CEO	Since 2000	Chairman and CEO, Controlling Member and Portfolio Manager, Cullen Capital Management LLC, since May 2000; Chairman and CEO, Schafer Cullen Capital Management, Inc., a registered investment adviser, from December 1982 to present.	6	None

INDEPENDENT TRUSTEES

Robert J. Garry c/o Cullen Capital Management LLC 645 Fifth Avenue New York, NY 10022 Born: 1945	Independent Trustee	Since 2000	Retired since July 2010, Executive Vice President/ Chief Financial Officer, New York City Off-Track Betting Corporation, November 2007 to July 2010; Corporate Controller, Yonkers Racing Corporation, 2001 to September 2007; Chief Operations Officer, The Tennis Network Inc., March 2000 to 2001; Senior Vice President and Chief Financial Officer, National Thoroughbred Racing Association, 1998 to 2000; Director of Finance and Chief Financial Officer, United States Tennis Association, prior thereto.	6	None

Stephen G. Fredericks c/o Cullen Capital Management LLC 645 Fifth Avenue New York, NY 10022 Born:1942	Independent Trustee	Since 2002	Retired since July 2009, Institutional Trader, Raymond James & Associates, February 2002 to July 2009; Institutional Trader, ABN AMRO Inc, January 1995 to May 2001.	6	None

James H. Wildman c/o Cullen Capital Management LLC 645 Fifth Avenue New York, NY 10022 Born: 1940	Independent Trustee	Since 2012	Retired since 2001; Managing Partner, King & Spalding, New York City, 1992 to 2001. Managing Partner, King & Spalding LLP, 1989 to 1992.	6	None

Daniel J. Campbell c/o Cullen Capital Management LLC 645 Fifth Avenue New York, NY 10022 Born: 1945	Independent Trustee	Since 2010	Retired since 2003; Managing Director Global Hybrid Capital Products, Deutsche Bank 2001 to 2003; Managing Director Preferred Bond Trading / Global Head Fixed Income Capital Products, Merrill Lynch 1983 to 2001.	6	None

Jeffrey Hemmings c/o Cullen Capital Management LLC 645 Fifth Avenue New York, NY 10022 Born: 1941	Independent Trustee	Since 2015	Retired since November, 2012; Account Vice President, UBS Financial Services, Inc, 1988-2012, Account Executive, EFHutton and Co,. Inc. 1970-1988.	6	None

Walter H Forman c/o Cullen Capital Management LLC 645 Fifth Avenue New York, NY 10022 Born: 1941	Independent Trustee	Since 2016	Diagnostic Radiologist. Co-owner of Palm Beach Radiology (Palm Beach Florida), a medical imaging center since June 2007.	6	None

72	www.cullenfunds.com

Cullen Funds Trust	Board of Trustees
June 30, 2021 (Unaudited)

OFFICERS
Other
		Term of Office		No. of Funds	Directorships
Name, Address	Position(s)	and Length of		in Complex	held by
and Year of Birth	Held with Trust	Time Served**	Principal Occupation(s) During Past 5 Years	Overseen	Trustees

Brooks H. Cullen+ Cullen Capital Management LLC 645 Fifth Avenue New York, NY 10022 Born: 1967	Vice President	Since 2000	Vice Chairman and Portfolio Manager, Cullen Capital Management LLC, since May 2000; Vice Chairman and Portfolio Manager Schafer Cullen Capital Management, Inc., from 1996 to present.	N/A	N/A

Rahul D. Sharma Cullen Capital Management LLC 645 Fifth Avenue NewYork, NY 10022 Born: 1970	Secretary	Since 2000	Executive Director, Cullen Capital Management LLC, since May 2000; Portfolio Manager, Cullen Capital Management LLC, 2007 to present; Executive Director and Portfolio Manager, Schafer Cullen Capital Management, Inc., 1998 to present.	N/A	N/A

Steven M. Mullooly Cullen Capital Management LLC 645 Fifth Avenue New York, NY 10022 Born: 1964	Chief Compliance Officer	Since 2006	Chief Compliance Officer, Cullen Capital Management LLC and Schafer Cullen Capital Management, Inc. since August 2006; Chief Compliance Officer, Ladenburg Thalmann & Co., Inc., Ladenburg Thalmann Asset Management, and Ladenburg Thalmann Europe from November 2004 to June 2006; Vice President – Compliance, Donaldson Lufkin and Jenrette and Co., from July 2000 to June 2004.	N/A	N/A

Jeffrey T. Battaglia Cullen Capital Management LLC 645 Fifth Avenue New York, NY 10022 Born: 1978	Treasurer	Since 2007	Chief Operating Officer, Cullen Capital Management LLC and Schafer Cullen Capital Management, Inc., since February 2007; Manager, KPMG LLP, from September 2001 to February 2007.	N/A	N/A

*	James P. Cullen is an “interested person” of the Trust (as that term is defined in the Investment Company Act) because of his affiliation with the Adviser.

**	Positions are held indefinitely until resignation or termination.

†	James P. Cullen and Brooks H. Cullen are father and son, respectively.

The Statement of Additional Information contains additional information about the Trustees and is available, free of charge, upon request by calling 1-877-485-8586.

Annual Report | June 30, 2021	73

Cullen Funds Trust	Board Approval of Investment Advisory Agreements
June 30, 2021 (Unaudited)

At the May 13, 2021 meeting (“Meeting”) of the Board of Trustees (the “Board”) of Cullen Funds Trust (the “Trust”), the Board, including those Trustees who are not “interested persons” of the Trust (the “Independent Trustees”), as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”), approved Cullen Capital Management LLC (the “Adviser”) to continue to serve as investment adviser to the Cullen High Dividend Equity Fund (the “High Dividend Fund”), the Cullen International High Dividend Fund (the “International Fund”), the Cullen Small Cap Value Fund (the “Small Cap Fund”), the Cullen Value Fund (the “Value Fund”), the Cullen Emerging Markets High Dividend Fund (the “Emerging Markets Fund”), and the Cullen Enhanced Equity Income Fund (the “Equity Income Fund”) (each, a “Fund” and collectively, the “Funds”) and approved the continuation of the separate investment advisory agreements between the Adviser and the Trust with respect to each Fund (the “Investment Advisory Agreements”), upon the same terms and conditions set forth therein, for an additional one-year period. The Independent Trustees met in several executive sessions in the weeks prior to the Meeting and at the Meeting itself, and discussed the approval of the Investment Advisory Agreements with counsel at each such executive session, who provided assistance and advice.

In considering the approval of the continuation of the Investment Advisory Agreements for the Funds, the Independent Trustees reviewed, among other things, the following items about the Adviser and the Funds, including: (i) copies of the Investment Advisory Agreements with respect to the Adviser’s management of each Fund; (ii) information describing the nature, quality, and extent of the services the Adviser will provide to each Fund, and the fee the Adviser receives from each Fund; (iii) a memorandum from counsel to the Independent Trustees on the responsibilities of trustees in considering advisory arrangements under the 1940 Act; and (iv) a report containing data compiled by FUSE Research Network (“FUSE”), comparing the advisory fees and expenses of each Fund with fees and expenses and performance of other funds with similar investment objectives and policies and to advisory fees paid by other clients of the Adviser. In addition, the Independent Trustees submitted to the Adviser a list of queries regarding the operations, management and functions of the Adviser as they relate to the services provided under the Investment Advisory Agreements and received feedback from the Adviser at the executive session prior to the Meeting and at the Meeting itself on each such question submitted.

In considering the approval of the continuation of the Investment Advisory Agreements, the Independent Trustees focused on and analyzed the factors that the Independent Trustees deemed relevant, including, among other things: the nature, quality, and extent of the services provided to each Fund by the Adviser; the personnel and operations of the Adviser; the investment performance of the Funds and the Adviser; the cost of services to be provided and profitability of the Adviser under the Investment Advisory Agreements; and any “fall-out” benefits to the Adviser (i.e., the ancillary benefits realized due to a relationship with the Trust); the extent to which economies of scale would be realized as the Funds grow; and whether the fee levels reflect these economies of scale for the benefit of Fund investors. In particular, the Independent Trustees considered and discussed the following with respect to each Fund:

(a) The nature, extent, and quality of services provided to each Fund by the Adviser. The Independent Trustees reviewed the services that the Adviser provides to each Fund. In connection with the investment advisory services provided to each Fund, the Independent Trustees noted the responsibilities that the Adviser has as the Funds’ investment adviser, including, among other things: portfolio management and asset allocation; overall supervisory responsibility for the general management and investment of each Fund’s portfolio securities; and ultimate responsibility, subject to oversight by the Board, for the implementation of Board directives as they relate to the Funds.

The Independent Trustees reviewed the Adviser’s experience, resources (including assets and similar financial data), profitability from managing the Funds, and strengths in managing the Funds. Based on their consideration and review of the foregoing information, the Independent Trustees determined that each Fund was likely to continue to benefit from the nature, quality, and extent of these services, as well as the Adviser’s ability to render such services based on its experience, operations and resources.

(b) Comparison of services provided and fees charged by the Adviser and other investment advisors to similar clients, and the cost of the services provided and profits realized by the Adviser from the relationship with the Funds. The Independent Trustees then compared both the services rendered and the fees paid pursuant to the Investment Advisory Agreements to contracts of other registered investment advisers providing services to similar funds. In particular, the Independent Trustees compared each Fund’s advisory fee and expense ratio to the advisory fees and expense ratios of other investment companies considered to be in such Fund’s peer group as chosen by FUSE. The Independent Trustees reviewed such comparisons on a quarterly basis as presented by FUSE but also such comparisons on a longer-term basis that reflected the performance of both the Funds and such peer funds over such period. The Independent Trustees noted that the Adviser has entered into expense limitation agreements whereby the Adviser reimburses expenses and/or waives fees to keep the expenses through October 31, 2020 for the: (i) High Dividend Fund’s Retail Class, Class C, Class I, Class R1 and Class R2 shares to 1.00%, 1.75%, 0.75%, 1.50% and 1.25%, respectively, of the average net asset value of such respective Class; (ii) International Fund’s Retail Class, Class C, Class I, Class R1 and Class R2 shares of the Fund to 1.25%, 2.00%, 1.00%, 1.75% and 1.50% respectively, of the average net asset value of such respective Class; (iii) Small Cap Fund’s Retail Class, Class C, Class I, Class R1 and Class R2 shares of the Fund to 1.25%, 2.00%, 1.00%, 1.75% and 1.50% respectively, of the average net asset value of such respective Class; (iv) Emerging Markets Fund’s Retail Class, Class C, Class I, of the Fund to 1.25%, 2.00%, and 1.00%, respectively, of the average net asset value of such respective Class; (v) Value Fund’s Retail Class, Class C, Class I, to 1.00%, 1.75%, and 0.75%, respectively, of the average net asset value of such respective Class; and (vi) Equity Income Fund’s Retail Class, Class C, and Class I, to 1.00%, 1.75%, and 0.75%, respectively, of the average net asset value of such respective Class.

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Cullen Funds Trust	Board Approval of Investment Advisory Agreements
June 30, 2021 (Unaudited)

The Board also received and considered information about the fee rates charged to other accounts managed by the Adviser, including institutional accounts, and whether the Adviser was required to provide comparable, or lesser services, to such other accounts. The Independent Trustees noted that, except for the High Dividend Fund, the International Fund and the Value Fund, the actual and contractual investment advisory fees of each Fund were within the range of the actual and contractual investment advisory fees charged by other funds in such Fund’s peer group and that the fees charged by all Funds were reasonable in light of the overall scope of services provided by the Adviser to the Funds.

After comparing each Fund’s fees with those of other funds in such Fund’s peer group and considering the information about the fee rates charged to other accounts managed by the Adviser, and in light of the nature, quality, and extent of services provided by the Adviser and the costs incurred by the Adviser in rendering those services, the Independent Trustees concluded that the level of fees paid to the Adviser with respect to each Fund were fair and reasonable.

(c) The Adviser’s profitability and the extent to which economies of scale would be realized as each Fund grows and whether fee levels would reflect such economies of scale. The Independent Trustees discussed potential economies of scale and discussed the Adviser’s profitability, including the income it received in connection with its management of the Funds. The Independent Trustees discussed with representatives of the Adviser the costs of, and profitability to, the Adviser in connection with its serving as investment advisor to each Fund, including operational costs incurred.

(d) Investment performance of the Funds. The Independent Trustees considered the investment performance of the Funds on a quarterly basis and for the most recent fiscal year as a whole. In particular, the Independent Trustees considered the investment performance of the Funds relative to their stated objectives and the Adviser’s success in reaching such objectives. The Independent Trustees considered each Fund’s investment performance, including risk-adjusted returns, compared to the benchmark index that each Fund uses for comparison in its prospectus and shareholder reports and noted that each Fund’s performance was comparable to their respective benchmarks.

(e) Expenses. The Independent Trustees considered each Fund’s total expense ratio (both including and excluding each Fund’s fee waiver and expense limitation arrangement) compared to the total expense ratios (both including and excluding each fund’s fee waiver and expense limitation arrangement) of other funds in each Fund’s peer group. The Independent Trustees noted that each Fund’s total expense ratio (including the Fund’s fee waiver and expense limitation arrangement) was within the range of the total expense ratios of other funds in each Fund’s peer group (including the peer group’s fee waiver and expense limitation arrangements), taking into account the performance of the Funds versus such peer group over a quarterly and longer-term basis.

Conclusion. After extensive discussion, it was determined that no single factor was determinative to the decision of the Independent Trustees. Based on the foregoing and such other matters as were deemed relevant, the Independent Trustees concluded that the advisory fee rates and total expense ratios were reasonable in relation to the services provided by the Adviser to the High Dividend Fund, International Fund, Small Cap Fund, Emerging Markets Fund, Value Fund, and Equity Income Fund, as well as the costs incurred and benefits gained by the Adviser in providing such services. The Independent Trustees also found the investment advisory fees to be reasonable in comparison to the fees charged by advisors to other comparable funds of similar size. As a result, the Independent Trustees concluded that the continuation of each Investment Advisory Agreement was in the best interests of each Fund.

Annual Report | June 30, 2021	75

INVESTMENT ADVISOR

Cullen Capital Management LLC

645 Fifth Avenue

New York, NY 10022

DISTRIBUTOR

ALPS Distributors, Inc.

1290 Broadway, Suite 1000

Denver, CO 80203

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP

1900 16th Street, Suite 1600

Denver, CO 80202

LEGAL COUNSEL

Sidley Austin LLP

One South Dearborn Street

Chicago, IL 60603

ADMINISTRATOR, ACCOUNTANT, TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

ALPS Fund Services, Inc.

1290 Broadway, Suite 1000

Denver, CO 80203

CUSTODIAN

Brown Brothers Harriman

50 Post Office Square

Boston, MA 02110

Must be accompanied or preceded by a prospectus.

ALPS Distributors, Inc. is the Distributor for Cullen Funds.

(b)	Not applicable.

Item 2.	Code of Ethics.

(a)	The registrant, as of the end of the period covered by the report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller or any persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, on behalf of the registrant.

(b)	For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)	Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)	Compliance with applicable governmental laws, rules, and regulations;

(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)	Accountability for adherence to the code.

(c)	During the period covered by this report, no amendments were made to the provisions of the code of ethics adopted in 2(a) above.

(d)	During the period covered by this report, no implicit or explicit waivers to the provisions of the code of ethics adopted in 2(a) above were granted.

(e)	Not applicable.

(f)	The registrant’s Code Of Ethics was filed as Exhibit 13(a)(1) to the registrants’ Certified Shareholder Report on Form N-CSR, File No. 811-09871, on September 7, 2018.

Item 3.	Audit Committee Financial Expert.

(a)(1)	The registrant’s board of trustees has determined that the registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2)	The audit committee financial expert is Robert G. Garry, who is independent as defined in Form N-CSR Item 3(a)(2).

Item 4.	Principal Accountant Fees and Services.

(a)	Audit Fees: For the registrant’s fiscal years ended June 30, 2021 and June 30, 2020, the aggregate fees billed for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements were $200,000 and $195,000, respectively.

(b)	Audit-Related Fees: For the registrant’s fiscal years ended June 30, 2021 and June 30, 2020, the aggregate fees billed for professional services rendered by the principal accountant for assurance and related services that were reasonably related to the performance of the audit of the registrant’s financial statements not otherwise included under “Audit Fees” above were $0 and $0, respectively.

(c)	Tax Fees: For the registrant’s fiscal years ended June 30, 2021 and June 30, 2020, aggregate fees of $81,810 and $79,430, respectively, were billed for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.

(d)	All Other Fees: For the registrant’s fiscal years ended June 30, 2021 and June 30, 2020, aggregate fees of $0 and $0, respectively, were billed to registrant by the principal accountant for services other than the services reported in paragraphs (a) through (c) of this item. These services were related to International Reclaim Tax Services.

(e)(1)	Audit Committee Pre-Approval Policies and Procedures: All services to be performed by the registrant's principal auditors must be pre-approved by the registrant's audit committee.

(e)(2)	No services described in paragraphs (b) through (d) were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)	The aggregate non-audit fees billed by the registrant’s principal accountant for the fiscal years ended June 30, 2021 and June 30, 2020 were $0 and $0, respectively.

(h)	Not applicable.

Item 5.	Audit Committee of Listed registrants.

Not applicable.

Item 6.	Schedule of Investments.

(a)	The Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

(b)	Not Applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10.	Submission of Matters to Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11.	Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not Applicable.

Item 13.	Exhibits.

(a)(1)	Registrant’s Code of Ethics, which is the subject of the disclosure required by Item 2 of Form N-CSR, was filed as Exhibit 13(a)(1) to the registrants’ Certified Shareholder Report on Form N-CSR, File No. 811-09871, on September 7, 2018.

(a)(2)	Certifications required by Item 12(a)(2) of Form N-CSR are filed herewith as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CULLEN FUNDS TRUST

By:	/s/ James P. Cullen
James P. Cullen
Chief Executive Officer

Date:	September 7, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James P. Cullen
James P. Cullen
Chief Executive Officer

Date:	September 7, 2020

By:	/s/ Jeffrey T. Battaglia
Jeffrey T. Battaglia
Treasurer

Date:	September 7, 2021